Document and Entity Information	3 Months Ended
May 04, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	May 4, 2013
Trading Symbol	FIVE
Entity Registrant Name	Five Below, Inc.
Entity Central Index Key	0001177609
Entity Filer Category	Non-accelerated Filer

Balance Sheets (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Current assets:
Cash and cash equivalents	$ 36,722	$ 56,081	$ 14,503	$ 41,293
Inventories	75,339	60,831	51,531	38,790
Income taxes receivable			7,400
Prepaid income taxes	621	36		0
Deferred income taxes	1,441	1,295	4,911	4,863
Prepaid expenses and other current assets	10,481	11,433	10,706	7,303
Total current assets	124,604	129,676	89,051	92,249
Property and equipment, net of accumulated depreciation and amortization	61,611	59,040	44,441	42,040
Other assets	877	944	449	238
Total Assets	187,092	189,660	133,941	134,527
Current liabilities:
Line of credit	0	0	0	0
Current portion of notes payable	15,000	15,000	0	0
Accounts payable	27,971	27,952	22,496	23,588
Income taxes payable	558	7,083	1,019	9,139
Accrued salaries and wages	2,725	4,204	1,436	9,254
Current portion of notes payable	13,569	14,545	11,235	7,961
Total current liabilities	59,823	68,784	36,186	49,942
Notes payable	19,500	19,500	250	250
Deferred rent and other	31,187	29,082	22,258	20,933
Deferred income taxes	1,431	1,550	5,708	1,306
Total liabilities	111,941	118,916	64,402	72,431
Commitments and contingencies (note 4)
Preferred stock, value	0	0	191,855	191,855
Shareholders' equity (deficit):
Common stock, value	540	540	183	162
Additional paid-in capital	273,474	270,637	12,270	3,691
Accumulated deficit	(198,863)	(200,433)	(134,769)	(133,612)
Total shareholders' (deficit) equity	75,151	70,744	(122,316)	(129,759)
Total liabilities and shareholders' (deficit) equity	$ 187,092	$ 189,660	$ 133,941	$ 134,527

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Accumulated depreciation	$ 34,463	$ 31,530	$ 24,811	$ 22,704
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	0	89,291,773	89,291,773
Preferred Stock, shares outstanding	0	0	89,291,773	89,291,773
Preferred Stock, liquidation preference	$ 0	$ 0	$ 218,588	$ 214,420
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	54,019,137	53,980,797	18,262,303	16,248,797
Common stock, shares outstanding	54,019,137	53,980,797	18,262,303	16,248,797
Nondesignated Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000	10,000,000	10,000,000
Designated Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	0	0	90,000,000	90,000,000
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net sales	$ 95,604	$ 71,829	$ 418,825	$ 297,113	$ 197,189
Cost of goods sold	65,391	48,809	268,989	192,252	131,046
Gross profit	30,213	23,020	149,836	104,861	66,143
Selling, general and administrative expenses	27,024	24,985	112,182	78,640	54,339
Operating income (loss)	3,189	(1,965)	37,654	26,221	11,804
Interest (income) expense, net	511	(37)	2,374	(16)	28
Loss on debt extinguishment			1,594	0	0
Other income			(408)	0	0
(Loss) income before income taxes	2,678	(1,928)	34,094	26,237	11,776
Income tax (benefit) expense	1,108	(771)	14,069	10,159	4,753
Net (loss) income	1,570	(1,157)	20,025	16,078	7,023
Dividend paid to preferred and unvested restricted shareholders			(65,403)	0	0
Series A 8% Convertible Preferred Stock cumulative dividends	0	(4,168)	0	(15,913)	(4,507)
Accretion of Redeemable Convertible Preferred Stock			0	0	(3,329)
Net income attributable to participating securities	(31)	0	0	(109)	0
Net (loss) income attributable to common shareholders	1,539	(5,325)	(45,378)	56	(813)
Basic (loss) income per common share	$ 0.03	$ (0.32)	$ (1.28)	$ 0	$ (0.08)
Diluted (loss) income per common share	$ 0.03	$ (0.32)	$ (1.28)	$ 0	$ (0.08)
Dividends declared and paid per common share			$ 2.02	$ 0	$ 13.24
Weighted average shares outstanding:
Basic shares	52,943,243	16,420,716	35,444,200	15,903,599	9,672,195
Diluted shares	53,399,778	16,420,716	35,444,200	15,904,108	9,672,195
Unaudited pro forma net income			16,737
Unaudited pro forma net income attributable to participating securities (see note 1)			(384)
Unaudited pro forma net income attributable to common shareholders (see note 1)			$ 16,353
Unaudited pro forma basic income per common share (see note 1)			$ 0.31
Unaudited pro forma diluted income per common share (see note 1)			$ 0.31
Unaudited pro forma weighted average shares outstanding (see note 1):
Basic shares			52,015,021
Diluted shares			52,256,471

Statements of Operations (Parenthetical)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 17, 2012	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

Statement of Shareholders' Equity (USD $)	Total	Redeemable Convertible Preferred Stock, Series A [Member]	Redeemable Convertible Preferred Stock, Series A-1 [Member]	Series A 8% Percent Convertible Preferred Stock [Member]	Common stock	Additional paid-in capital	Accumulated deficit	Redeemable Convertible Preferred Stock, Series A [Member]	Redeemable Convertible Preferred Stock, Series A [Member]	Redeemable Convertible Preferred Stock, Series A [Member] Additional paid-in capital	Redeemable Convertible Preferred Stock, Series A-1 [Member]	Redeemable Convertible Preferred Stock, Series A-1 [Member]	Redeemable Convertible Preferred Stock, Series A-1 [Member] Additional paid-in capital
Balance at Jan. 30, 2010	$ (1,049,000)	$ 18,778,000	$ 18,510,000		$ 75,000	$ 9,240,000	$ (10,364,000)
Balance, common stock (shares) at Jan. 30, 2010					7,469,974
Balance, preferred stock, shares at Jan. 30, 2010		6,173,030	8,006,984
Issuance of warrants to purchase common stock to professional service providers	203,000					203,000
Stock-based compensation expense	2,104,000					2,104,000
Exercise of options and warrants to purchase common stock	4,992,000				12,000	4,980,000
Exercise of options and warrants to purchase common stock (in shares)					1,187,658
Redemption of warrants for common stock and cash	(10,168,000)				12,000	(10,180,000)
Redemption of warrants for common stock and cash (in shares)					1,221,722
Accretion of Redeemable Convertible Preferred Stock to redemption value								(1,356,000)	1,356,000	(1,356,000)	(1,973,000)	1,973,000	(1,973,000)
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares	40,618,000	(20,134,000)	(20,483,000)		62,000	40,556,000
Conversion of Series A and Series A-1 Redeemable Convertible Preferred Stock to common stock and redemption of fractional shares (in shares)		(6,173,030)	(8,006,984)		6,205,004
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145				191,855,000
Issuance of Series A 8% Convertible Preferred Stock, net of issuance costs of $2,145 (in shares)				89,291,773
Dividends paid to shareholders	(192,417,000)					(46,068,000)	(146,349,000)
Excess tax benefit related to share based compensation/exercises of stock options	3,226,000					3,226,000
Net income	7,023,000						7,023,000
Balance at Jan. 29, 2011	(148,797,000)			191,855,000	161,000	732,000	(149,690,000)
Balance, common stock (shares) at Jan. 29, 2011					16,084,358
Balance, preferred stock, shares at Jan. 29, 2011				89,291,773
Issuance of warrants to purchase common stock to professional service providers	31,000					31,000
Stock-based compensation expense	1,197,000					1,197,000
Exercise of warrants/stock options to purchase common stock	33,000					33,000
Exercise of warrants/stock options to purchase common stock (in shares)					5,191
Vesting of restricted shares related to stock option exercises	491,000					491,000
Repurchase of unvested restricted shares related to stock option exercises	98,000					98,000
Issuance of common stock, net of issuance costs	1,110,000				1,000	1,109,000
Issuance of common stock, net of issuance costs (in shares)					159,248
Net income	16,078,000						16,078,000
Balance at Jan. 28, 2012	(129,759,000)			191,855,000	162,000	3,691,000	(133,612,000)
Balance, common stock (shares) at Jan. 28, 2012	16,248,797				16,248,797
Balance, preferred stock, shares at Jan. 28, 2012	89,291,773			89,291,773
Issuance of warrants to purchase common stock to professional service providers	43,000					43,000
Stock-based compensation expense	12,142,000				20,000	12,122,000
Stock-based compensation expense (in shares)					2,027,678
Exercise of options and warrants to purchase common stock	239,000				1,000	238,000
Exercise of options and warrants to purchase common stock (in shares)					31,898
Vesting of restricted shares related to stock option exercises	802,000					802,000
Repurchase of unvested restricted shares related to stock option exercises	3,000					3,000
Repurchase of unvested restricted shares related to stock option exercises (in shares)					(30,221)
Conversion of Preferred Stock	191,855,000			(191,855,000)	309,000	191,546,000
Conversion of Preferred Stock (in shares)				(89,291,773)	30,894,953
Issuance of common stock, net of issuance costs	73,198,000				48,000	73,150,000
Issuance of common stock, net of issuance costs (in shares)					4,807,692
Dividends paid to shareholders	(99,451,000)					(12,605,000)	(86,846,000)
Excess tax benefit related to share based compensation/exercises of stock options	1,647,000					1,647,000
Net income	20,025,000						20,025,000
Balance at Feb. 02, 2013	70,744,000				540,000	270,637,000	(200,433,000)
Balance, common stock (shares) at Feb. 02, 2013	53,980,797				53,980,797
Balance, preferred stock, shares at Feb. 02, 2013	0
Stock-based compensation expense	2,197,000					2,197,000
Stock-based compensation expense (in shares)					1,559
Exercise of warrants/stock options to purchase common stock	158,000					158,000
Exercise of warrants/stock options to purchase common stock (in shares)					36,781
Vesting of restricted shares related to stock option exercises	80,000					80,000
Excess tax benefit related to share based compensation/exercises of stock options	402,000					402,000
Net income	1,570,000						1,570,000
Balance at May. 04, 2013	$ 75,151,000				$ 540,000	$ 273,474,000	$ (198,863,000)
Balance, common stock (shares) at May. 04, 2013	54,019,137				54,019,137
Balance, preferred stock, shares at May. 04, 2013	0

Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 29, 2011
Issuance of Series A 8% Convertible Preferred Stock, issuance costs	$ 8,533	$ 2,145
Preferred stock dividend, percentage	8.00%	8.00%

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Operating activities:
Net income (loss)	$ 1,570	$ (1,157)	$ 20,025	$ 16,078	$ 7,023
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	2,933	2,107	9,599	7,071	4,805
Gain on conversion of note payable			(200)	0	0
Loss on debt extinguishment			1,594	0	0
Loss on disposal of property and equipment			58	273	288
Amortization of deferred financing costs	78	7	455	28	28
Warrant expense related to professional service providers for services rendered	0	43	43	49	228
Stock-based compensation expense	2,359	6,330	12,324	1,197	2,104
Deferred income tax (benefit) expense	(265)	4,354	3,812	56	(716)
Changes in operating assets and liabilities:
Prepaid income taxes	(585)	0	(36)	0	0
Income tax receivable	0	(7,400)	0	20	(20)
Inventories	(14,508)	(12,741)	(22,041)	(12,036)	(10,711)
Prepaid expenses and other assets	941	(3,621)	(4,133)	(3,270)	(756)
Accounts payable	703	(799)	3,369	12,481	3,684
Income taxes payable	(6,525)	(8,120)	(2,056)	8,998	2,144
Accrued salaries and wages	(1,479)	(7,818)	(5,050)	7,211	544
Deferred rent	2,405	1,555	7,723	6,997	6,295
Other accrued expenses	602	3,562	4,877	1,542	105
Net cash provided by (used in) operating activities	(11,771)	(23,698)	30,363	46,695	15,045
Investing activities:
Capital expenditures	(8,148)	(4,801)	(22,890)	(18,558)	(14,883)
Net cash used in investing activities	(8,148)	(4,801)	(22,890)	(18,558)	(14,883)
Financing activities:
Borrowing under long term note payable			0	0	250
Borrowing under Term Loan Facility			100,000	0	0
Repayment of Term Loan Facility			(65,500)	0	0
Cash paid for debt financing costs			(2,751)	0	(43)
Repayment of note payable			(50)	0
Net proceeds from issuance of preferred stock			0	0	191,855
Net proceeds from issuance of common stock			73,198	1,110	0
Proceeds from exercise of and prepayment related to warrants and options to purchase common stock	158	201	239	33	6,852
Repurchase of unvested restricted shares related to stock option exercises	0	(17)	(17)	(140)	0
Dividends paid to shareholders			(99,451)	0	(192,417)
Redemption of warrants			0	0	(10,168)
Excess tax benefit related to restricted shares and exercise of stock options and warrants	402	1,525	1,647	0	3,226
Net cash provided by (used in) financing activities	560	1,709	7,315	1,003	(445)
Net increase (decrease) in cash and cash equivalents	(19,359)	(26,790)	14,788	29,140	(283)
Cash and cash equivalents at beginning of period	56,081	41,293	41,293	12,153	12,436
Cash and cash equivalents at end of period	36,722	14,503	56,081	41,293	12,153
Supplemental disclosures of cash flow information:
Interest paid			2,056	24	53
Income taxes paid			$ 10,803	$ 1,157	$ 111

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

(a) Nature of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of May 4, 2013 operated 258 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri and Georgia, each operating under the name “Five Below.”

On June 12, 2013, the Company completed an internal business restructuring pursuant to which the Company formed Five Below Merchandising, Inc., a wholly-owned subsidiary (the “Subsidiary”), and transferred to the Subsidiary assets, operations and employees related to the Company’s merchandising operations (the “Restructuring”). Going forward, the Subsidiary will purchase and sell to the Company certain goods for sale at the Company’s retail locations and the Company will provide to the Subsidiary back office support, office space and other services, in each case, pursuant to agreements between the Company and the Subsidiary. In connection with the Restructuring, on June 12, 2013, the Company amended and restated the Loan and Security Agreement (note 3) and certain other ancillary documents to the Company’s Revolving Credit Facility in order to, among other things, allow the Company to form and capitalize the Subsidiary and make the Subsidiary a party to the Loan and Security Agreement as a guarantor of the Company’s obligations thereunder. The Subsidiary has also acceded to the credit agreement and certain ancillary documents to the Company’s Term Loan Facility (note 3) as a guarantor of the Company’s obligations thereunder. For accounting purposes, going forward, the Company’s financial statements will include the accounts of Five Below, Inc. and the newly formed corporation. All intercompany transactions and accounts will be eliminated in consolidation.

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. References to “fiscal year 2013” or “fiscal 2013” refer to the period from February 3, 2013 to February 1, 2014 and consists of a 52-week fiscal year. References to “fiscal year 2012” or “fiscal 2012” refer to the period from January 29, 2012 to February 2, 2013 and consisted of a 53-week fiscal year. The fiscal quarters ended April 28, 2012 and May 4, 2013 refer to the 13-week periods ended as of those dates.

(c) Basis of Presentation

The balance sheets as of April 28, 2012 and May 4, 2013, the statements of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013, the statement of shareholders’ equity for the thirteen weeks ended May 4, 2013 and the statements of cash flows for the thirteen weeks ended April 28, 2012 and May 4, 2013 have been prepared by the Company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim reporting and are unaudited. In the opinion of management, the financial statements include all known adjustments (which consist primarily of normal, recurring accruals, estimates and assumptions that impact the financial statements) necessary to present fairly the financial position at the balance sheet dates and the results of operations and cash flows for the periods ended April 28, 2012 and May 4, 2013. The balance sheet as of February 2, 2013, presented herein, has been derived from the audited balance sheet included in the Company’s Annual Report on Form 10-K for fiscal 2012 as filed with the Securities and Exchange Commission on March 28, 2013 and referred to herein as the “Annual Report,” but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended February 2, 2013 and footnotes thereto included in the Annual Report. The results of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013 are not necessarily indicative of operating results for the year ending February 1, 2014 or any other period.

(d) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; and (2) the carrying value of the borrowings under the line of credit and Term Loan Facility approximates their fair value because the line of credit’s and Term Loan Facility’s interest rates vary with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At April 28, 2012, February 2, 2013, and May 4, 2013, the Company had cash equivalents of $9.6 million, $35.7 million and $30.1 million, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

(1) Summary of Significant Accounting Policies

(a) Description of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of February 2, 2013, operated in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri, and Georgia, each operating under the name “Five Below.” As of January 28, 2012 and February 2, 2013 the Company operated 192 and 244 stores, respectively.

Reverse Stock Split and Authorized Shares

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

Initial Public Offering

On July 24, 2012, the Company completed its initial public offering (the “IPO”) of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the Securities and Exchange Commission on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of approximately $73.2 million, net of approximately $8.5 million in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73.2 million net proceeds received from the IPO, approximately $65.3 million and $0.7 million, respectively, were used to repay principal and interest under the Company’s Term Loan Facility (defined in note 3) that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

Secondary Public Offering

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares in the secondary public offering were sold by the selling shareholders and the Company did not receive any proceeds. The Company did incur fees of $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering, which is included in selling, general and administrative expenses in the accompanying statement of operations for fiscal 2012.

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. References to “fiscal year 2012” or “fiscal 2012” refer to the period from January 29, 2012 to February 2, 2013 and consists of a 53-week fiscal year. References to “fiscal year 2011” or “fiscal 2011” refer to the period from January 30, 2011 to January 28, 2012 and consists of a 52-week fiscal year. References to “fiscal year 2010” or “fiscal 2010” refer to the period from January 31, 2010 to January 29, 2011 and consists of a 52-week fiscal year.

(c) Unaudited Pro Forma Presentation

On May 16, 2012, the Company entered into a $100.0 million term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders and used the net proceeds from the term loan facility and cash on hand to pay a special dividend on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99.5 million. On July 27, 2012, the Company repaid $65.3 million of principal against the term loan facility and $0.7 million of interest from the proceeds of its IPO. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock.

Pro forma net loss gives effect to: (i) the 2012 dividend paid to the Company’s preferred shareholders; and (ii) the term loan facility, including the repayment of $65.3 million of outstanding indebtedness with proceeds from the IPO.

The following is a reconciliation of historical net loss to unaudited pro forma net income (in thousands):

Fiscal Year 2012
Net loss attributable to common shareholders	$(45,378)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net income	16,737
Unaudited pro forma net income attributable to participating securities	(384)

Unaudited pro forma net income attributable to common shareholders	$16,353

Pro Forma weighted average share data gives effect to (i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO and (ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65.3 million of outstanding indebtedness under the term loan facility.

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2012
Shares used in computing basic loss per common share	35,444,200
Adjustment for conversion of Series A 8% Convertible Preferred Stock	14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	1,831,180

Unaudited basic pro forma weighted average shares outstanding	52,015,021
Dilutive effect of securities	241,450

Unaudited diluted pro forma weighted average shares outstanding	52,256,471

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity date of three months or less when purchased to be cash equivalents. The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company’s retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions are classified as cash and cash equivalents in the accompanying balance sheets. Amounts due from banks for these transactions classified as cash equivalents totaled $1.2 million and $1.6 million at January 28, 2012 and February 2, 2013, respectively. Book overdrafts, which are outstanding checks in excess of funds on deposit, are recorded within accounts payable in the accompanying balance sheets and within operating activities in the accompanying statements of cash flows. At January 28, 2012 and February 2, 2013, the Company held additional cash equivalents of $39.8 million and $34.1 million, respectively, which consist of funds in money market accounts. The Company’s cash accounts are primarily maintained with one financial institution.

(e) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit and Term Loan Facility approximates their fair value because the line of credit’s and Term Loan Facility’s interest rates vary with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At January 28, 2012 and February 2, 2013, the Company had cash equivalents of $41.0 million and $35.7 million, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

(f) Inventories

Inventories consist of finished goods purchased for resale, including freight, and are stated at the lower of cost or market value, at the individual product level. Cost is determined on a weighted average cost method which approximates a FIFO (first-in, first-out) basis due to the nature of the Company’s inventory. Management of the Company reviews inventory levels in order to identify slow-moving merchandise and uses markdowns to clear merchandise. Inventory cost is reduced when the selling price less costs of disposal is below cost. The Company accrues an estimate for inventory shrink for the period between the last physical count and the balance sheet date. The shrink estimate can be affected by changes in merchandise mix and changes in actual shrink trends.

(g) Property and Equipment

Property and equipment are stated at cost. Additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred.

Depreciation and amortization is recorded using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the respective leases, if applicable. The estimated useful lives are three to ten years for furniture and fixtures and computers and equipment. Store leasehold improvements are amortized over the shorter of the useful life or the lease term plus assumed extensions, which is generally 10 years. Depreciation and amortization expense for property and equipment, which is included in selling, general and administrative expenses in the accompanying statements of operations, was $4.8 million, $7.1 million and $9.6 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

Property and equipment, net, consists of the following (in thousands):

	January 28, 2012	February 2, 2013
Furniture and fixtures	$23,354	$31,680
Leasehold improvements	32,275	41,671
Computers and equipment	7,477	10,541
Construction in process	1,638	6,678

Property and equipment, gross	64,744	90,570
Less: accumulated depreciation and amortization	(22,704)	(31,530)

Property and equipment, net	$42,040	$59,040

(h) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Based on its most recent analysis, management believes that no impairment of long-lived assets exists as of February 2, 2013.

(i) Deferred Financing Costs

Deferred financing costs (note 3) are amortized to interest expense over the term of the related credit agreement. Amortization expense in fiscal 2010, fiscal 2011 and fiscal 2012 was $28,000, $28,000 and $0.5 million, respectively. In connection with our $65.3 million repayment of the $100.0 million term loan facility, we wrote-off $1.6 million of deferred financing costs in fiscal 2012.

(j) Other Accrued Expenses

Other accrued expenses consist of the following (in thousands):

	January 28, 2012	February 2, 2013
Deposit liability related to restricted shares (note 6)	$1,131	$308
Gift card liability	1,745	2,418
Other	5,085	11,819

	$7,961	$14,545

(k) Leases

The Company leases store locations, distribution centers, and equipment used in its operations. The Company accounts for its leases under the provisions of Accounting Standards Codification (“ASC”) Topic 840, Leases (“ASC 840”), which require that leases be evaluated and classified as operating or capital leases for financial reporting purposes. Any assets held under capital lease are included in property and equipment, net. As of January 28, 2012 and February 2, 2013, the Company had no material capital leases.

Operating lease expense is recorded on a straight-line basis over the lease term. At the inception of a lease, the Company determines the lease term which includes periods under the exercise of renewal options that are reasonably assured. Renewal options are exercised at the Company’s sole discretion. Generally, the Company’s store and distribution center leases have expected lease terms of ten years which are comprised of an initial term of ten years or an initial term of five years and one assumed five-year extension, resulting in a ten-year life. The expected lease term is used to determine whether a lease is capital or operating and is used to calculate straight-line rent expense.

Substantially all of the Company’s leases include options that allow the Company to renew or extend the lease term beyond the initial lease period, subject to terms and conditions agreed upon at the inception of the lease. Such terms and conditions include rental rates agreed upon at the inception of the lease that could represent below or above market rental rates later in the life of the lease, depending upon market conditions at the time of such renewal or extension. In addition, the Company’s leases may include early termination options.

(l) Deferred Rent

Certain of the Company’s operating leases contain either rent holidays and/or predetermined fixed escalations of minimum rentals during the original and/or extended lease terms. For these leases, the Company recognizes the related rent expense on a straight-line basis over the life of the lease and records the difference between the amounts charged to operations and amounts paid as deferred rent. The life of the lease is the initial term plus assumed extensions. The Company also receives certain lease incentives in conjunction with entering into operating leases. These lease incentives are recorded as deferred rent at the beginning of the lease term and recognized as a reduction of rent expense over the lease term. In addition, certain of the Company’s leases contain future contingent increases in rents. Such increases in rent expense are recorded in the period in which such contingent increases to the rents take place.

The following table summarizes the Company’s deferred rent and other long-term liabilities balances (in thousands):

	January 28, 2012	February 2, 2013
Current:
Deferred rent(1)	$1,123	$878

Total current liabilities	$1,123	$878

Long-term:
Deferred rent	$20,933	$28,901
Other	—	181

Total long-term liabilities	$20,933	$29,082

(1)	The current portion of deferred rent is included in the other accrued expenses line item in the accompanying balance sheets.

(m) Stock-based Compensation

The Company measures the cost of employee services received in exchange for stock-based compensation based on the grant date fair value of the employee stock award. Incremental compensation costs arising from subsequent modifications of awards after the grant date must also be recognized. The Company recognizes compensation expense based on the estimated grant date fair value of restricted stock awards, and using the Black-Scholes option-pricing model for grants of stock options which are both recorded over the vesting period. Stock-based compensation cost recognized and included in expenses, excluding modifications, for fiscal 2010, fiscal 2011 and fiscal 2012, was $2.1 million, $1.2 million and $6.9 million, respectively. In addition, during fiscal 2010 and fiscal 2012, the Company recognized $4.3 million and $5.4 million of additional compensation expense related to certain modifications of outstanding options (note 6).

(n) Revenue Recognition

Revenue is recognized at the point of sale. Returns are only permitted for damaged or defective goods. Returns subsequent to the period end are immaterial, accordingly no reserve has been recorded. Gift card sales to customers are initially recorded as liabilities and recognized as sales upon redemption for merchandise. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis, and therefore, excluded from sales in the accompanying statements of operations.

(o) Cost of Goods Sold

Cost of goods sold reflects the direct costs of purchased merchandise and inbound freight, as well as store occupancy, distribution and buying expenses. Store occupancy costs include rent, common area maintenance, utilities and property taxes for all store locations. Distribution costs include costs for receiving, processing, warehousing and shipping of merchandise to or from the Company’s distribution center and between store locations. Buying costs include compensation expense for the Company’s internal buying organization.

(p) Selling, General and Administrative Expenses

Selling, general and administrative expenses include payroll and other compensation, marketing and advertising expense, depreciation and amortization expense, and other selling and administrative expenses.

(q) Vendor Allowances

The Company receives various incentives in the form of allowances, free product and promotional funds from its vendors based on product purchases and advertising activities. The amounts received are subject to changes in market conditions, vendor marketing strategies and changes in the profitability or sell-through of the related merchandise for the Company. Merchandise allowances are recorded in cost of goods and recognized in the period the related merchandise is sold. Marketing allowances are recorded in selling, general and administrative expenses and are recognized in the period the related advertising occurs to the extent the allowance is a reimbursement that is specific and incremental, and identifiable costs have been incurred by the Company to sell the vendor’s products. To the extent these conditions are not met, these allowances are recorded as merchandise allowances.

(r) Store Pre-Opening Costs

Costs incurred between completion of a new store location’s construction and its opening (pre-opening costs) are charged to expense as incurred. Pre-opening costs were $2.3 million, $3.4 million and $3.5 million in fiscal 2010, fiscal 2011, and fiscal 2012, respectively, and are recorded in the accompanying statements of operations based on the nature of the expense.

(s) Advertising Costs

Advertising costs are charged to expense the first time the advertising takes place. Advertising expenses were $6.4 million, $9.7 million and $12.0 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

(t) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

(u) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(v) Use of Estimates

The preparation of financial statements requires management of the Company to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, valuation allowances for inventories, income taxes and stock-based compensation expense.

(w) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and international financial reporting standards (“IFRS”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 did not have an impact on the Company’s financial position or results of operations.

(Loss) Income Per Common Share	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
(Loss) Income Per Common Share

(2) (Loss) Income Per Common Share

Basic (loss) income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted (loss) income per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards and shares currently available for purchase under the Company’s Employee Stock Purchase Plan, which is minor, using the treasury stock method.

The two-class method is used to calculate basic and diluted (loss) income per common share since the Company’s preferred and restricted stock are participating securities under Accounting Standards Codification (“ASC”) 260, Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic (loss) income per common share is computed by dividing net (loss) income attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the period. Diluted (loss) income per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company.

The following table reconciles net (loss) income and the weighted average common shares outstanding used in the computations of basic and diluted (loss) income per common share (in thousands, except for share and per share data):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Numerator:
Net (loss) income	$(1,157)	$1,570
Series A 8% Convertible Preferred Stock cumulative dividends	(4,168)	—
Net income attributable to participating securities	—	(31)

Net (loss) income attributable to common shareholders	$(5,325)	$1,539

Denominator:
Weighted-average common shares outstanding - basic	16,420,716	52,943,243
Dilutive impact of options	—	456,535

Weighted-average common share outstanding - diluted	16,420,716	53,399,778

Per common share:
Basic (loss) income per common share	$(0.32)	$0.03
Diluted (loss) income per common share	$(0.32)	$0.03

For the thirteen weeks ended April 28, 2012, as the Company was in a net loss position, the net losses were solely attributable to common shareholders. For the thirteen weeks ended May 4, 2013, $31 thousand of net income was attributable to participating securities, as the two-class method was more dilutive, and the remainder was attributable to common shareholders.

For the thirteen weeks ended April 28, 2012, preferred stock that could be converted to 30,894,953 shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive. The preferred stock was converted to common stock on July 24, 2012.

The effects of the assumed exercise of stock options of 115,953 shares of common stock and the impact of shares to be issued under the Company’s Employee Stock Purchase Plan, which is minor, for the thirteen weeks ended May 4, 2013 were excluded from the calculation of diluted net income as their impact would have been anti-dilutive.

For the thirteen weeks ended April 28, 2012, the effects of the assumed exercise of the combined stock options and warrants and the vesting of restricted share awards of 2,432,891 shares of common stock were excluded from the calculation of diluted net loss as the effect would be anti-dilutive due to a net loss to common shareholders.

The aforementioned excluded shares do not reflect the impact of any incremental repurchases under the treasury stock method.

(2) Income (Loss) Per Common Share

Basic income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period. Diluted income (loss) per common share amounts are calculated using the weighted-average number of common shares outstanding for the period and include the dilutive impact of preferred stock using the if-converted method and exercise of stock options and warrants as well as assumed lapse of restrictions on restricted stock awards and shares currently available for purchase under the Company’s Employee Stock Purchase Plan, which is minor using the treasury stock method.

The two-class method is used to calculate basic and diluted income (loss) per common share since the Company’s preferred and restricted stock are participating securities under ASC 260 Earnings per share. The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Under the two-class method, basic income (loss) per common share is computed by dividing net income (loss) attributable to common shares after allocation of income to participating securities by the weighted-average number of common shares outstanding during the year. Diluted income (loss) per common share is computed using the more dilutive of the two-class method or the if-converted method. In periods of net loss, no effect is given to participating securities since they do not contractually participate in the losses of the Company. The two-class method is the more dilutive method for fiscal 2010, fiscal 2011 and fiscal 2012.

The following table reconciles net income (loss) and the weighted average common shares used in the computations of basic and diluted income (loss) per common share (in thousands, except for share and per share data):

	Fiscal Year
	2010	2011	2012
Numerator:
Net income	$7,023	$16,078	$20,025
Dividend paid to preferred shareholders	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(4,507)	(15,913)	—
Accretion of Redeemable Convertible Preferred Stock	(3,329)	—	—
Net income attributable to participating securities	—	(109)	—

Net (loss) income attributable to common shareholders	$(813)	$56	$(45,378)

Denominator:
Weighted average common shares outstanding-basic	9,672,195	15,903,599	35,444,200
Dilutive impact of options and warrants	—	509	—

Weighted average common shares outstanding-diluted	9,672,195	15,904,108	35,444,200

Per common share:
Basic (loss) income per common share	$(0.08)	$—	$(1.28)
Diluted (loss) income per common share	$(0.08)	$—	$(1.28)

As discussed above, the Company is required to use the two-class method to compute basic and diluted income (loss) per common share. In fiscal 2010 and fiscal 2012 the adjustment to record the increase in redemption value of preferred stock as well as dividends paid to preferred and unvested restricted shareholders (note 5) reduced undistributed earnings, to be allocated between common shares and participating securities, to zero, for purposes of calculating net income per share using the two-class method. As such, net losses were solely attributable to common shareholders.

For fiscal 2010 and fiscal 2011, preferred stock that could be converted to 30,894,953 shares of common stock were not included in the computation of diluted earnings per share, as the effect of doing so would have been anti-dilutive. The preferred stock was converted to common stock on July 24, 2012 and was included in the computation of income (loss) per share during fiscal 2012 on a weighted average basis.

The effects of the assumed exercise of the combined stock options and warrants and vesting of restricted share awards of 2,440,586 and 2,573,490 fiscal 2010 and fiscal 2012, and the impact of shares to be issued under the Company’s Employee Stock Purchase Plan, which is minor were excluded from the calculation of diluted net loss as the effect would be anti-dilutive due to a net loss to common shareholders. The effects of the assumed exercise of stock options and warrants for 2,781,138 shares of common stock for fiscal 2011 were excluded from the calculation of diluted net income as the average stock market price of the related common stock for the periods exceeded the exercise price of the options or warrants or the assumed proceeds determined under the treasury stock method resulted in no incremental shares for stock options. The aforementioned excluded shares do not reflect the impact of any incremental repurchases under the treasury stock method. In addition, the assumed vesting of 135,657 restricted shares are not included in the calculation of diluted weighted average common shares outstanding as the two class method was more dilutive method during fiscal 2011.

Financing Transactions, Term Loan, Line of Credit and Note Payable	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Financing Transactions, Term Loan, Line of Credit and Note Payable

(3) Term Loan Facility and Line of Credit

Term Loan Facility

On May 16, 2012, the Company entered into a $100.0 million term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders (the “Term Loan Facility”). The Company used the net proceeds from the Term Loan Facility and cash on hand to pay a dividend on all outstanding shares of the Company’s common and preferred stock (note 5), totaling $99.5 million. On the same day, the Company amended and restated its existing senior secured Revolving Credit Facility with Wells Fargo Bank, National Association, which is defined below under “—Line of Credit.”

The Term Loan Facility provided for a term loan of $100.0 million and matures on the earlier of (i) May 16, 2015 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The Term Loan Facility provides for interest on borrowings, at the option of the Company, at an alternate base rate which is the greater of (i) the administrative agent’s prime rate in effect on such day and (ii) the federal funds effective rate in effect on such day plus 0.50% with a 2.00% floor, plus a margin of 3.25%, or a London Interbank Offer Rate (“LIBOR”) based rate with a 1.00% floor plus a margin of 4.25%. The credit agreement for the Term Loan Facility includes a maximum consolidated net leverage ratio financial covenant, the calculation of which allows the Company to net up to $10.0 million of its cash and cash equivalents against its indebtedness. The Company’s leverage ratio must not exceed 2.75x to 2.50x for the testing periods in calendar year 2013, 2.00x for the testing periods in calendar year 2014 and 1.75x thereafter.

The credit agreement for the Term Loan Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change its business.

The Term Loan Facility is subject to repayment upon the receipt of certain proceeds, including those from the sale of certain assets, insurance proceeds and indebtedness not otherwise permitted. The Term Loan Facility was also subject to repayment of $50.0 million upon the receipt of proceeds from the Company’s initial public offering (the “IPO”). The Company closed its IPO on July 24, 2012. On July 27, 2012, the Company repaid $65.3 million of principal on the Term Loan Facility and $0.7 million of interest. On October 26, 2012, the Company repaid $0.3 million of principal on the Term Loan Facility. As of May 4, 2013, the balance outstanding under the Term Loan Facility was $34.5 million, bearing interest at a rate of 5.25%. During the thirteen weeks ended May 4, 2013, the Company paid interest of approximately $0.5 million related to the Term Loan Facility. Pursuant to the terms of the Term Loan Facility, due to the repayment of $65.3 million of principal under the Term Loan Facility in July 2012, the Company is no longer required to make minimum quarterly payments. In May 2013, subsequent to the thirteen weeks ended May 4, 2013, the Company repaid $15.0 million of principal on the Term Loan Facility. This amount was classified as a current liability on the Company’s balance sheets as of February 2, 2013 and May 4, 2013. The remaining unpaid balance will be due upon maturity.

In connection with the Term Loan Facility, the Company incurred deferred financing costs of $2.7 million which are being amortized over the term of the Term Loan Facility. The amortization is included in interest (income) expense, net, in the statements of operations. In connection with the $65.3 million principal repayment on the Term Loan Facility in July 2012, $1.6 million of the deferred financing costs were written off and included in loss on debt extinguishment in the statements of operations. The remaining deferred financing costs, net of amortization, are included in other assets in the balance sheet as of May 4, 2013. In connection with the $15.0 million principal repayment on the Term Loan Facility in May 2013, subsequent to the thirteen weeks ended May 4, 2013, approximately $0.3 million of the deferred financing costs will be written off and included in loss on debt extinguishment in the statements of operations for the twenty-six weeks ending August 3, 2013.

Amounts under the credit agreement for the Term Loan Facility may become due upon certain events of default including, among others, failure to comply with the credit agreement’s covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the Term Loan Facility is 2.00% per annum.

All obligations under the Term Loan Facility are secured by substantially all of the Company’s assets and are guaranteed by the Subsidiary. As of May 4, 2013, the Company was in compliance with the financial covenant and other covenants applicable to it under the Term Loan Facility.

Line of Credit

On August 18, 2006, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with Wachovia Bank National Association (predecessor in interest to Wells Fargo Bank, National Association) that included a revolving line of credit with advances tied to a borrowing base. The Loan and Security Agreement has been amended and/or restated several times, the latest on June 12, 2013 (as amended and restated, the “Revolving Credit Facility”), generally to extend the maturity date, increase maximum borrowings, adjust the applicable interest rates, permit the formation and capitalization of subsidiaries, make the Subsidiary a party to the agreement as a guarantor of the Company’s obligations and modify certain definitions. The Revolving Credit Facility allows maximum borrowings of $20.0 million with advances tied to a borrowing base and expires on the earliest to occur of (i) May 16, 2017, (ii) the date which is 45 days prior to the maturity date of the Term Loan Facility if the Term Loan Facility remains outstanding or (iii) upon the occurrence of an event of default. The Revolving Credit Facility may be increased to $30.0 million upon certain conditions. The Revolving Credit Facility includes a $5.0 million sub limit for the issuance of letters of credit. The borrowing base is 90% of eligible credit card receivables plus 90% of the net recovery percentage of eligible inventory less established reserves. In connection with the Revolving Credit Facility, the Company incurred deferred financing costs of $50 thousand in May 2012, which are being amortized over the remaining term of the Revolving Credit Facility.

The Revolving Credit Facility provides for interest on borrowings, at the Company’s option, at (a) a prime rate plus a margin of (i) 0.75% if excess availability is greater than or equal to 75%, (ii) 1.0% if excess availability is less than 75% but greater than or equal to 33% or (iii) 1.25% if excess availability is less than 33% or (b) a LIBOR-based rate plus a margin of (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility further provides for a letter of credit fee equal to the LIBOR-based rate plus (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility also contains an unused credit facility fee of 0.375% per annum and is subject to a servicing fee of approximately $12 thousand per year.

The Revolving Credit Facility includes a covenant which requires the Company to maintain minimum excess collateral availability of no less than the greater of (i) 10% of the then effective maximum credit and (ii) $3.0 million.

The Revolving Credit Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change the Company’s business.

Additionally, the Revolving Credit Facility is subject to payment upon the receipt of certain proceeds, including those from the sale of certain assets and is subject to an increase in the interest rate on borrowings and the letter of credit fee of 2.0% upon an event of default. Amounts under the Revolving Credit Facility may become due upon certain events of default including among others, failure to comply with the Revolving Credit Facility’s covenants, bankruptcy, default on certain other indebtedness or a change in control.

As of May 4, 2013, the Company had no borrowings outstanding and had approximately $19.4 million of the $20.0 million available on the line of credit under the Revolving Credit Facility as approximately $0.6 million was outstanding in letters of credit.

All obligations under the Revolving Credit Facility are secured by substantially all of the Company’s assets and are guaranteed by the Subsidiary. As of May 4, 2013, the Company was in compliance with the covenants applicable to it under the Revolving Credit Facility.

(3) Financing Transactions, Line of Credit and Note Payable

Financing Transactions

On May 16, 2012, the Company entered into a $100.0 million term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders (the “Term Loan Facility”). The Company used the net proceeds from the Term Loan Facility and cash on hand to pay a dividend on all outstanding shares of the Company’s common stock and Preferred Stock totaling $99.5 million. On the same day, the Company amended and restated its existing senior secured Revolving Credit Facility with Wells Fargo Bank, National Association, which is defined below under “—Line of Credit.” The Company refers to the Term Loan Facility, the amendment and restatement of the Revolving Credit Facility and related transactions as the “Financing Transactions.”

The Term Loan Facility provided for a term loan of $100.0 million and matures on the earlier of (i) May 16, 2015 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The Term Loan Facility provides for interest on borrowings, at the option of the Company, at an alternate base rate which is the greater of (i) the administrative agent’s prime rate in effect on such day and (ii) the federal funds effective rate in effect on such day plus 0.50% with a 2.00% floor, plus a margin of 3.25%, or a London Interbank Offer Rate (“LIBOR”) based rate with a 1.00% floor plus a margin of 4.25%. The credit agreement for the Term Loan Facility includes a maximum consolidated net leverage ratio financial covenant, the calculation of which allows the Company to net up to $10.0 million of its cash and cash equivalents against its indebtedness. The Company’s leverage ratio must not exceed 3.25x for the testing periods in calendar year 2012, 2.75x to 2.50x for the testing periods in calendar year 2013, 2.00x for the testing periods in calendar year 2014 and 1.75x thereafter.

The credit agreement for the Term Loan Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change its business.

The Term Loan Facility is subject to repayment upon the receipt of certain proceeds, including those from the sale of certain assets, insurance proceeds and indebtedness not otherwise permitted. The Term Loan Facility was also subject to repayment of $50.0 million upon the receipt of proceeds from the Company’s IPO. The Company closed its IPO on July 24, 2012. On July 27, 2012, the Company repaid $65.3 million of principal on the Term Loan Facility and $0.7 million of interest. On October 26, 2012, the Company repaid $0.3 million of principal on the Term Loan Facility. As of February 2, 2013, the balance outstanding under the Term Loan Facility was $34.5 million, bearing interest at a rate of 5.25%. Pursuant to the terms of the Term Loan Facility, due to the repayment of $65.3 million of principal in July 2012, the Company is no longer required to make minimum quarterly payments. The Company plans to repay approximately $15.0 million of principal on the Term Loan Facility within the next 12 months and has classified the amount as a current liability in the accompanying balance sheet as of February 2, 2013. The remaining unpaid balance will be due upon maturity.

In connection with the Term Loan Facility, the Company incurred deferred financing costs of $2.7 million which are being amortized over the term of the Term Loan Facility. The amortization is included in interest expense, net, in the statement of operations. In connection with the repayment in July 2012, $1.6 million of the deferred financing costs were written off and included in loss on debt extinguishment in the statement of operations. The remaining deferred financing costs, net of amortization, are included in other assets in the balance sheet at February 2, 2013. The Company had approximately $38,000 and $0.8 million of remaining deferred financing fees as of January 28, 2012 and February 2, 2013, respectively.

Amounts under the credit agreement for the Term Loan Facility may become due upon certain events of default including, among others, failure to comply with the credit agreement’s covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the Term Loan Facility is 2.00% per annum.

All obligations under the Term Loan Facility are secured by substantially all of the Company’s assets. As of February 2, 2013, the Company was in compliance with the financial covenant and other covenants applicable to it under the Term Loan Facility. During fiscal 2012, the Company recorded $2.4 million in interest expense, including amortization of deferred financing fees of $0.5 million.

Line of Credit

On August 18, 2006, the Company entered into a Loan and Security Agreement (the “Loan and Security Agreement”) with Wachovia Bank National Association (predecessor in interest to Wells Fargo Bank, National Association) that included a revolving line of credit with advances tied to a borrowing base. The Loan and Security Agreement was amended and/or restated several times, the latest on May 16, 2012 (as amended and restated, the “Revolving Credit Facility”), generally to extend the maturity date, increase maximum borrowings, adjust the applicable interest rates and modify certain definitions.

The Revolving Credit Facility allows maximum borrowings of $20.0 million with advances tied to a borrowing base and expires on the earliest to occur of (i) May 16, 2017, (ii) the date which is 45 days prior to the maturity date of the Term Loan Facility if the Term Loan Facility remains outstanding or (iii) upon the occurrence of an event of default. The Revolving Credit Facility may be increased to $30.0 million upon certain conditions. The Revolving Credit Facility includes a $5.0 million sub-limit for the issuance of letters of credit. The borrowing base is 90% of eligible credit card receivables plus 90% of the net recovery percentage of eligible inventory less established reserves. The Company incurred deferred financing costs of $50,000 in May 2012 in connection with the Revolving Credit Facility and such costs are being amortized over the remaining term of the Revolving Credit Facility.

The Revolving Credit Facility provides for interest on borrowings, at the Company’s option, at (a) a prime rate plus a margin of (i) 0.75% if excess availability is greater than or equal to 75%, (ii) 1.0% if excess availability is less than 75% but greater than or equal to 33% or (iii) 1.25% if excess availability is less than 33% or (b) a LIBOR-based rate plus a margin of (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility further provides for a letter of credit fee equal to the LIBOR-based rate plus (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility also contains an unused credit facility fee of 0.375% per annum and is subject to a servicing fee of approximately $12,000 per year. As of February 2, 2013, the Company had approximately $0.3 million letter of credit outstanding that was undrawn.

The Revolving Credit Facility includes a covenant which requires the Company to maintain minimum excess collateral availability of no less than the greater of (i) 10% of the then effective maximum credit and (ii) $3.0 million.

The Revolving Credit Facility also includes customary negative and affirmative covenants including, among others, limitations on our ability to (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change the Company’s business.

Additionally, the Revolving Credit Facility is subject to payment upon our receipt of certain proceeds, including those from the sale of certain assets and is subject to an increase in the interest rate on borrowings and the letter of credit fee of 2.0% upon an event of default. Amounts under the Revolving Credit Facility may become due upon certain events of default including, among others, failure to comply with the Revolving Credit Facility’s covenants, bankruptcy, default on certain other indebtedness or a change in control.

During fiscal 2012, the Company had no borrowings or interest expense under the Revolving Credit Facility. At February 2, 2013, the Company had approximately $20.0 million available on the line of credit of which $19.7 million was available and $0.3 million was issued but undrawn on an outstanding letter of credit obligation. During fiscal 2011, the Company had no borrowings or interest expense under the Revolving Credit Facility and the Company had approximately $20.0 million available on the line of credit for borrowings at January 28, 2012, based on the borrowing base. During fiscal 2010, the maximum borrowings and weighted average interest rate under the Revolving Credit Facility were $8.2 million and 4.85%, respectively, and interest expense was $53,000.

All obligations under the Revolving Credit Facility are secured by substantially all of the Company’s assets. As of February 2, 2013 and January 28, 2012, the Company was in compliance with the covenants applicable to it under the Revolving Credit Facility.

Note Payable

On December 10, 2010 the Company entered into a loan and security agreement (the “Note”) for $0.3 million with a governmental authority. On May 13, 2012, a portion of the Note ($0.2 million) was converted to a grant upon the Company meeting certain non-financial conditions and the remainder of $50,000 was paid back in full along with interest outstanding.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Commitments and Contingencies

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions which are generally those that take the lease to a ten-year term, expire through 2023.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of May 4, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
Remaining 2013	$30,367	$2,330	$32,697
2014	42,991	4,413	47,404
2015	42,287	4,678	46,965
2016	41,340	3,097	44,437
2017	40,912	2,610	43,522
Thereafter	153,485	13,031	166,516

	$351,382	$30,159	$381,541

Rent expense, including base and contingent rent under operating leases, was $6.9 million and $9.5 million for the thirteen weeks ended April 28, 2012 and May 4, 2013, respectively. Contingent rents were $0.1 million and $0.1 million for the thirteen weeks ended April 28, 2012 and May 4, 2013, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $4.1 million.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

As of May 4, 2013, the Company has other purchase commitments of approximately $0.9 million consisting of purchase agreements for materials that will be used in the construction of new stores.

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions, which are generally those that take the lease to a ten-year term, expire through 2023.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of February 2, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
2013	$38,278	$2,858	$41,136
2014	41,519	4,413	45,932
2015	40,670	4,678	45,348
2016	39,721	3,097	42,818
2017	39,290	2,610	41,900
Thereafter	143,394	13,011	156,405

	$342,872	$30,667	$373,539

Rent expense, including base and contingent rent under operating leases, was $16.9 million, $23.6 million and $32.8 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively. Contingent rents were $0.3 million, $0.5 million and $0.5 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $3.8 million.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

As of February 2, 2013, the Company has other purchase commitments of approximately $2.3 million consisting of purchase agreements for materials for approximately $1.1 million that will be used in the construction of new stores and approximately $1.2 million consisting of purchase commitments for infrastructure and systems that will be implemented in the construction of the Company’s second distribution center.

Shareholders' Equity	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Shareholders' Equity

(5) Shareholders’ Equity

As of May 4, 2013, the Company is authorized to issue 120,000,000 shares of common stock, $0.01 par value, and 5,000,000 shares of preferred stock, $0.01 par value. The holders of common stock are entitled to one vote per share of common stock and are entitled to receive dividends if declared by the board of directors. The preferred stock may be issued from time to time in series as designated by the board of directors. The designations, powers, preferences, voting rights, privileges, options, conversion rights, and other special rights of the shares of each such series of preferred stock and the qualifications, limitations and restrictions thereof shall be designated by the board of directors.

Preferred Stock

On October 14, 2010, the Company issued 89,291,773 shares of Series A 8% Convertible Preferred Stock for cash proceeds of $191.9 million, net of offering costs of $2.1 million. The shares of Series A 8% Convertible Preferred Stock were entitled to receive cumulative dividends of 8% of their original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company could not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) was simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock and ceased to be entitled to the payment of any dividends that accrued on such shares as of the effective time of the conversion.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock were entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment was made to the common shareholders. The Series A 8% Convertible Preferred Stock was presented outside of shareholders’ (deficit) equity since its redemption under certain circumstances was beyond the control of the Company’s management.

Common Stock

In March 2012, options to purchase 2,020,620 shares of common stock granted during the fiscal year ended January 29, 2011, including options to purchase 1,010,310 shares that were subject to time-based and performance-based vesting, were cancelled and an equal number of restricted shares were granted. One-third of the shares vested immediately in March 2012 and another one-third of the shares vested in March 2013. The remaining one-third will vest in March 2014. In connection with the cancellation and grant, the Company will record total compensation expense of $17.4 million, of which $5.3 million was recorded on the date of the modification and the remainder is recorded on a straight-line basis over the two-year vesting period.

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in the financial statements and footnotes thereto, give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

On September 27, 2012, the Company’s board of directors approved the Five Below, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”), which remained subject to shareholder approval. The Company’s shareholders approved the ESPP on May 30, 2013, at the Company’s annual meeting of shareholders. The number of shares of common stock reserved for issuance, which is subject to other limitations, is 500,000 shares. The ESPP allows eligible employees the opportunity to purchase shares of the Company’s common stock through payroll deductions at a discount of 10% of the fair market value of such shares on the purchase date. The ESPP’s effective date is retroactive to January 1, 2013 and is intended to be qualified as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986.

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the Company’s registration statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares sold in the secondary public offering were sold by selling shareholders and the Company did not receive any proceeds. The Company incurred fees of approximately $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering, which is included in selling, general and administrative expenses in the fiscal 2012 statements of operations.

On May 14, 2013, the Company filed a registration statement on Form S-1 (File No. 333-188578) under the Securities Act with the Securities and Exchange Commission related to a proposed secondary public offering of shares of its common stock to be sold exclusively by participating selling shareholders. Certain shareholders intend to sell 8,563,172 shares of common stock in the secondary public offering and the underwriters are expected to be granted an option to purchase a maximum of 1,284,475 additional shares from the shareholders to cover overallotments of shares. The Company will not receive any proceeds from the proposed secondary public offering or the exercise of the underwriters’ option to purchase additional shares. The estimated secondary public offering expenses payable by the Company are approximately $1.0 million, which includes legal, accounting and printing costs and various other fees associated with the registration of common stock. The Company did not incur any fees related to the registration statement during the thirteen weeks ended May 4, 2013. Such fees will be expensed as incurred. The secondary public offering is expected to close during the thirteen weeks ending August 3, 2013.

(5) Shareholders’ Equity (Deficit)

As of February 2, 2013, the Company is authorized to issue 120,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock. The holders of the common stock are entitled to one vote per share of common stock and are entitled to receive dividends if declared by the board of directors. The preferred stock may be issued from time to time in series as designated by the board of directors. The designations, powers, preferences, voting rights, privileges, options, conversion rights, and other special rights of the shares of each such series and the qualifications, limitations and restrictions thereof shall be designated by the board of directors.

Preferred Stock

On October 14, 2010, the Company issued 89,291,773 shares of Series A 8% Convertible Preferred Stock for cash proceeds of $191.9 million, net of offering costs of $2.1 million. In connection with this transaction, all of the Company’s then outstanding shares of its Series A and Series A-1 Redeemable Convertible Preferred Stock were converted into shares of the Company’s common stock and all of the Company’s then outstanding options and warrants were exercised or exchanged for restricted or unrestricted shares of the Company’s common stock or were exchanged for unrestricted shares and cash. The Company used the proceeds of this investment as well as cash on hand to pay a special dividend to the holders of the Company’s common stock on October 14, 2010 as noted below. Prior to the conversion, the Series A and Series A-1 Redeemable Convertible Preferred Stock, were being accreted to their redemption value using the effective interest rate method.

The shares of Series A 8% Convertible Preferred Stock were entitled to receive cumulative dividends of 8% of their original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company could not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) was simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock and ceased to be entitled to the payment of any dividends that accrued on such shares as of the effective time of the conversion.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock were entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment was made to the common shareholders. The Series A 8% Convertible Preferred Stock was presented outside of shareholders’ equity (deficit) since its redemption under certain circumstances was beyond the control of the Company’s management.

Common Stock

The Company and its shareholders have entered into an Amended and Restated Investors Rights Agreement and a Second Amended and Restated Shareholders Agreement, which provide for, among others, certain registration, information, first refusal, co-sale, observer, bring along and board of director voting rights. The Second Amended and Restated Shareholders Agreement also provides for certain restrictions and obligations with respect to the stock of the Company held by the Company’s shareholders, including limits on the transfer of stock held by shareholders.

In March 2012, options to purchase 2,020,620 shares of common stock granted during fiscal 2010, including options to purchase 1,010,310 shares that were subject to time-based and performance-based vesting, were cancelled and an equal number of restricted shares were granted. One-third of the shares vested in March 2012 and the remaining two-thirds vest in equal installments on the first and second anniversary of the grant.

In connection with the cancellation and grant, the Company will record total compensation expense of $17.4 million including $5.3 million which was recorded on the date of the modification and the remainder on a straight-line basis over the two-year vesting period.

In May 2010, the Company granted warrants to purchase 27,680 shares of common stock at an exercise price of $11.45 per share to professional service providers that were exercised in October 2010. The fair value of the warrants of $0.2 million was recorded as expense in fiscal 2010.

In February 2011, the Company granted warrants to purchase 13,840 shares of common stock at an exercise price of $6.30 per share to professional service providers, of which 5,191 were exercised in November 2011. The fair value of the warrants of $25,000 was recorded as expense in fiscal 2010.

In May 2011, the Company granted warrants to purchase 3,114 shares of common stock at an exercise price of $6.30 per share to a professional service provider. The fair value of the warrants of $6,000 was recorded as expense in fiscal 2011.

In November 2011, the Company issued 159,248 shares of common stock for cash proceeds of $1.1 million to an incoming member of the Company’s board of directors.

In March 2012, the Company granted warrants to purchase 11,245 shares of common stock at an exercise price of $11.21 per share to professional service providers. The fair value of the warrants of $43,000 was recorded as expense in Fiscal 2012.

During fiscal 2012, 23,012 warrants were exercised and, as of February 2, 2013, no warrants remained outstanding.

On July 18, 2012, two members of the board of directors were each issued 3,529 restricted shares of common stock. These shares vest and become free of forfeiture restrictions on the earlier of: (i) the one-year anniversary of the issuance date or (ii) the date of the Company’s next annual shareholder meeting following the issuance date.

On July 24, 2012, the Company completed the IPO of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the SEC on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders of the Company, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of $73.2 million, net of $8.5 million in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73.2 million net proceeds received from the IPO, $65.3 million and $0.7 million, respectively, were used to repay principal and interest under the Term Loan Facility that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

On September 27, 2012, the Company’s board of directors approved the Five Below, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”), subject to shareholder approval at the next annual meeting. If the shareholder’s do not approve the ESPP, then the ESPP will be terminated and any contributions will be returned to the participants without interest and without the purchase of shares. Subject to shareholder approval, the ESPP became effective January 1, 2013 and is intended to be qualified as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employees the opportunity to purchase shares of the Company’s common stock through payroll deductions at a discount of 10% of the fair market value of such shares on the purchase date. Under the ESPP, the number of shares of common stock reserved for issuance, which is subject to other limitations, is 500,000 shares and the purchase of shares by any participant is limited to (i) the number of shares obtained by dividing $10.0 million by the fair market value in any offering period or (ii) $10.0 million worth of such stock in any calendar year.

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares sold in the secondary public offering were sold by selling shareholders and the Company did not receive any proceeds. The Company did incur fees of approximately $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering which is included in selling, general and administrative expenses in the accompanying statement of operations for fiscal 2012.

Dividends

On October 13, 2010, the board of directors declared a cash dividend of $13.24 per share, or $196.7 million in the aggregate, which was paid on October 14, 2010 to shareholders of record on October 13, 2010. Of this amount, $4.3 million was recorded as additional compensation expense (note 6).

On May 15, 2012, the Company declared and subsequently paid on May 16, 2012 a dividend of $2.02 per share on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling approximately $99.5 million. Refer to note 6 for additional information regarding changes to outstanding stock options resulting from the dividend payment.

Common Stock Options	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Common Stock Options

(6) Common Stock Options

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of July 24, 2012, allows for the issuance of up to a total of 7,600,000 shares under the Plan. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant. As of May 4, 2013, 4,873,709 stock options or restricted shares were available for grant.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (“Vested Options”) or were not currently vested and exercisable (“Unvested Options”). On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested Options and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the balance sheets. As of May 4, 2013, $0.2 million was recorded as a deposit liability.

The following table summarizes the activity related to the restricted shares of common stock (in thousands):

	Number of shares	Deposit liability
Unvested, February 2, 2013	31,542	$308
Vested	(11,137)	(80)

Unvested, May 4, 2013	20,405	$228

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at February 2, 2013	1,187,817	$10.43	9.3
Granted	122,250	37.22
Forfeited	(4,843)	4.95
Exercised	(36,781)	4.28

Balance at May 4, 2013	1,268,443	$13.21	8.9

Exercisable at May 4, 2013	56,158	$10.73	7.2

Included in the options outstanding as of May 4, 2013 are options to purchase shares of common stock by non-employees. The Company accounts for stock-based compensation for non-employee stock options by using the Black-Scholes option-pricing model and records expense as the options vest. Non-employee options subject to vesting are required to be periodically revalued over their service period, which is generally the same as the vesting period.

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant and the fair value of each option award granted to non-employees is estimated on the date of grant and is required to be periodically revalued over the contractual period until the option award is exercised or forfeited using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Expected volatility	50.0%	50.0%
Risk-free interest rate	1.5%	1.1%
Expected life of options - for employee grants	7.0 years	6.3 years
Expected dividend yield	—%	—%

The Company uses the simplified method to estimate the expected term of the option. The expected volatility incorporates historical and implied volatility of similar entities whose share price are publicly available. The risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, for the thirteen weeks ended April 28, 2012 and May 4, 2013 was $4.36 and $18.15, respectively.

As of May 4, 2013, there was $13.3 million of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan, excluding options that vest upon the achievement of performance targets. That cost is expected to be recognized over a weighted average vesting period of 2.0 years.

(6) Common Stock Options

2002 Equity Incentive Plan

Effective July 26, 2002, the Company adopted the 2002 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s board of directors may grant stock options and restricted shares to officers, directors, key employees, and professional service providers. The Plan, as amended as of July 24, 2012, increased the number of shares authorized for issuance under the Plan to a total of 7,600,000 shares. All stock options have a term not greater than 10 years. Stock options vest and become exercisable in whole or in part, in accordance with vesting conditions set by the Company’s board of directors. Options granted to date generally vest over four years from the date of grant. As of February 2, 2013, 4,992,675 stock options or restricted shares were available for grant.

On August 25, 2010, the Company’s board of directors agreed to allow option holders, as of that date, to exercise, during a twenty day offer period, all options issued and outstanding under the Plan, regardless if those options were vested and exercisable (“Vested Options”) or were not currently vested and exercisable (“Unvested Options”). The Company recorded $4.3 million of additional compensation cost in fiscal 2010 to reflect the incremental value associated with the modification of the options, which was primarily related to the value of the dividends received by the exercisers before the original vesting date.

On October 13, 2010, the holders of the stock options exercised all of their outstanding Vested Options and Unvested Options to purchase shares of the Company’s common stock. The Unvested Options were exercised for restricted shares of common stock that have the same vesting schedule as the Unvested Options that were exercised for those shares. The restricted shares are subject to repurchase by the Company should the option holder’s employment be terminated prior to the vesting at a purchase price equal to the lesser of: (i) the exercise price paid for the restricted shares, and (ii) the fair market value of the restricted shares at the time of repurchase. For accounting purposes, as the shares remain subject to their original vesting provisions, the early exercises are being recorded as if the original options remain outstanding until the respective shares vest. Exercise proceeds received prior to the shares vesting are recorded as a deposit liability in other accrued expenses on the balance sheets. As of January 28, 2012 and February 2, 2013, $1.1 million and $0.3 million respectively, was recorded as a deposit liability.

On May 23, 2012, the Company’s board of directors, in accordance with the Plan’s documents, approved an equitable adjustment to all options outstanding on the date of the Company’s dividend declaration to reflect the dividend value received by the Company’s common and preferred shareholders. The exercise price of each outstanding option was reduced by $2.02. The adjustment did not result in additional compensation expense given the adjustment was required under the Plan’s documents and there was no increase in the fair value of the awards before and after payment of the dividend and adjustment of the awards.

Restricted Stock Activity

The following table summarizes the activity related to the restricted shares of common stock (in thousands except share data):

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested January 28, 2012	141,927	1,131
Vested	(106,980)	(802)
Repurchases upon employee termination	(3,405)	(21)

Unvested February 2, 2013	31,542	$308

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 30, 2010	840,860	$3.41	6.9
Granted	2,427,690	6.93
Forfeited	(6,736)	3.88
Exercised	(1,125,629)	5.64

Balance at January 29, 2011	2,136,185	6.31	9.7
Granted	611,313	7.03
Forfeited	(119,543)	6.40

Balance at January 28, 2012	2,627,955	6.47	9.0
Granted	687,416	14.96
Forfeited	(98,048)	9.14
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	(8,886)	4.12

Balance at February 2, 2013(1)	1,187,817	10.43	9.3

Exercisable at February 2, 2013	25,240	$11.73	7.1

(1)	The weighted-average exercise price at February 2, 2013 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012 as described above.

Included in the options granted during fiscal 2010 and outstanding as of January 28, 2012 are options to purchase 1,010,310 shares of common stock, which vest incrementally only upon the achievement of certain performance targets including achieving targeted internal rates of return for the Company’s preferred shareholders or the Company achieving certain market capitalization levels subsequent to an initial public offering. In March 2012, options to purchase 2,020,620 shares of common stock granted during fiscal 2010, including the options that were to vest upon the achievement of performance targets, were cancelled and an equal number of restricted shares were granted (see note 5). During fiscal 2011 and 2010, no compensation expense was recognized for the options that were to vest upon the achievement of performance targets prior to their cancellation since the Company’s management determined that the performance targets were not probable of achievement.

Included in the options granted during fiscal 2012 are options to purchase shares of common stock to non-employees. We account for stock-based compensation for non-employee stock options by using the Black-Scholes option-pricing model and record expense as the options vest. Non-employee options subject to vesting are required to be periodically revalued over their service period, which is generally the same as the vesting period.

The fair value of each option award granted to employees and non-employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2010	2011	2012
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	1.8%	2.0%	1.3%
Expected life of options	7.0 years	7.0 years	6.3 years
Expected dividend yield	— %	— %	— %

The Company uses the simplified method to estimate the expected term of the option. The expected volatility incorporates historical and implied volatility of similar entities whose share prices are publicly available. The risk-free rate for the expected term of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The per-share weighted average grant-date fair value of stock options granted to employees, including outside directors, in fiscal 2010, fiscal 2011 and fiscal 2012 was $3.41, $3.58 and $7.42 respectively. The total intrinsic value of stock options exercised during fiscal 2010, fiscal 2011 and fiscal 2012 was $15.6 million, zero and $0.4 million, respectively. In fiscal 2012, we recorded cash received from the exercise of options of $36,000 and excess tax benefits from option exercises and restricted stock of $1.6 million. Upon option exercise, we issued new shares of stock.

As of February 2, 2013, there was $13.2 million of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Plan, excluding options that vest upon the achievement of performance targets. That cost is expected to be recognized over a weighted average vesting period of 1.9 years.

Income Taxes	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Income Taxes

(7) Income Taxes

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen weeks ended April 28, 2012 and May 4, 2013 (in thousands):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
(Loss) income before income taxes	$(1,928)	$2,678
Income tax (benefit) expense	$(771)	$1,108
Effective tax rate	40.0%	41.4%

The effective tax rates for the thirteen weeks ended April 28, 2012 and May 4, 2013 were based on the Company’s forecasted annualized effective tax rates and were adjusted for discrete items that occurred within the periods presented. The effective tax rate for the thirteen weeks ended May 4, 2013 was impacted by permanent book to tax differences related to fees expected to be incurred for the secondary public offering.

For the thirteen weeks ended April 28, 2012 and May 4, 2013, total income taxes paid were $8.9 million and $8.1 million, respectively.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at April 28, 2012, February 2, 2013 or May 4, 2013, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statements of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the fiscal years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (“IRS”). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods up to 3 to 4 years depending on the state.

(7) Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

As of February 2, 2013, no valuation allowance has been provided for net deferred tax assets as management believes that it is more likely than not that the Company will realize all deferred tax assets at February 2, 2013.

The components of the income tax expense are as follows (in thousands):

	Fiscal Year
	2010	2011	2012
Current:
Federal	$4,080	$6,979	$8,127
State	1,389	3,124	2,130

	5,469	10,103	10,257

Deferred:
Federal	(673)	1,434	3,043
State	(43)	(1,378)	769

	(716)	56	3,812

Income tax expense (benefit)	$4,753	$10,159	$14,069

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2010	2011	2012
Statutory federal tax rate	34.0%	35.0%	35.0%
State taxes, net of federal benefit	5.7	5.6	5.5
Other	0.7	(1.9)	0.8

	40.4%	38.7%	41.3%

The effective tax rate for fiscal year 2012 was impacted by permanent book to tax differences related to fees paid for the secondary public offering.

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are (in thousands):

	January 28, 2012	February 2, 2013
Deferred tax assets:
Inventories	$1,920	$2,990
Deferred revenue	71	95
Accrued bonus	2,907	1,067
Deferred rent	9,000	12,076
Other	381	750

Deferred tax assets	14,279	16,978

Deferred tax liabilities:
Property and equipment	(10,404)	(13,874)
Other	(318)	(3,359)

Deferred tax liabilities	(10,722)	(17,233)

	$3,557	$(255)

Total income taxes paid during fiscal 2010, fiscal 2011, and fiscal 2012 were $0.1 million, $1.2 million and $10.8 million, respectively.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at January 28, 2012 and February 2, 2013, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statement of operations for fiscal 2010, fiscal 2011, and fiscal 2012.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the fiscal years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (“IRS”). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods up to 3 to 4 years depending on the state.

Related-Party Transactions	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Related-Party Transactions

(8) Related-Party Transactions

During both the thirteen weeks ended April 28, 2012 and May 4, 2013, the Company incurred fees of $0.3 million related to services provided by certain shareholders and professional service firms for which certain shareholders are partners.

(8) Related-Party Transactions

During fiscal 2010, fiscal 2011 and fiscal 2012, the Company incurred fees of $1.8 million, $0.5 million and $3.8 million, respectively, related to services provided by certain shareholders and professional service firms for which certain shareholders are partners. Fees related to fiscal 2012 were primarily IPO and secondary public offering related fees.

During fiscal 2009, the Company extended a loan of $0.3 million to an officer. The loan accrued interest at 4.11% and was payable on an annual basis with the first interest payment due on March 1, 2011. The loan required mandatory prepayments of the full principal amount and unpaid accrued interest upon the occurrence of certain events as defined in the related agreement. The loan was collateralized by a pledge of common stock of the Company owned by the officer. On October 13, 2010, the principal of $0.3 million and interest was paid in full. Interest income recognized on this loan totaled $8,000.

Employee Benefit Plan	12 Months Ended
Feb. 02, 2013
Employee Benefit Plan

(9) Employee Benefit Plan

Effective February 1, 2007, the Company implemented the Five Below 401(k) Retirement Savings Plan for all employees who have at least 1 year of service, worked at least 1,000 hours, and are 21 years of age. Employees can contribute up to the maximum amount allowed under law. The Company may make discretionary matching and profit sharing contributions, which vest over a period of 5 years from each employee’s commencement of employment with the Company. The Company made no discretionary contributions in fiscal 2011 and fiscal 2010. During fiscal 2012, the Company made $52,000 of discretionary contributions.

Segment Reporting	12 Months Ended
Feb. 02, 2013
Segment Reporting

(10) Segment Reporting

The Company evaluates performance internally and manages the business on the basis of one operating segment; therefore, it has only one reportable segment. All of the Company’s identifiable assets are located in the United States.

Set forth below is data for the following groups of products—leisure, fashion and home, and party and snack. During fiscal 2012, certain historical stock keeping units, or SKUs, were re-assigned to reflect the Company’s current product grouping. The percentage of net sales represented by each product group for fiscal 2010 and fiscal 2011 give effect to these re-assignments. The percentage of net sales represented by each product group for each of the last three fiscal years was as follows:

Sales by Product Group	Percentage of Net Sales
	Fiscal Year
	2010	2011	2012
Leisure	50.6%	50.6%	52.6%
Fashion and home	32.2%	31.7%	30.3%
Party and snack	17.2%	17.7%	17.1%

Total	100.0%	100.0%	100.0%

Leisure includes items such as sporting goods, games, toys, media, books, electronic accessories, and arts and crafts.

Fashion and home includes items such as personal accessories, “attitude” t-shirts, beauty offerings, home goods and storage options.

Party and snack includes items such as party and seasonal goods, greeting cards, candy and other snacks, and beverages.

Quarterly Results of Operations and Seasonality (Unaudited)	12 Months Ended
Feb. 02, 2013
Quarterly Results of Operations and Seasonality (Unaudited)

(11) Quarterly Results of Operations and Seasonality (Unaudited)

Quarterly financial results for fiscal 2011 and fiscal 2012 were as follows: (in thousands except for per share data).

	Fiscal Year 2011				Fiscal Year 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(1)
Net sales	$47,427	$61,966	$61,895	$125,825	$71,829	$86,820	$86,587	$173,589
Gross profit	14,587	20,011	18,373	51,890	23,020	28,747	26,931	71,138
Net income (loss)	$999	$2,212	$440	$12,427	$(1,157)	$1,247	$729	$19,206
Basic (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.36
Diluted (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.35

(1)	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.

The Company’s business is seasonal in nature and demand is generally the highest in the fourth fiscal quarter due to the fourth quarter holiday season and therefore, operating results for any fiscal quarter are not necessarily indicative of results for the full fiscal year. To prepare for the holiday season, the Company must order and keep in stock more merchandise than it carries during other parts of the year. The Company expects inventory levels, along with an increase in accounts payable and accrued expenses, generally to reach their highest levels in the third and fourth fiscal quarters in anticipation of the increased net sales during the year-end holiday season. As a result of this seasonality, and generally because of variation in consumer spending habits, the Company experiences fluctuations in net sales and working capital requirements during the fiscal year.

Subsequent Events	12 Months Ended
Feb. 02, 2013
Subsequent Events

(12) Subsequent Events

From February 3, 2013 to March 28, 2013, the Company committed to 10 new store leases with terms of 10 years that have future minimum lease payments of approximately $14.9 million.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Description of Business

(a) Description of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of February 2, 2013, operated in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri, and Georgia, each operating under the name “Five Below.” As of January 28, 2012 and February 2, 2013 the Company operated 192 and 244 stores, respectively.

Reverse Stock Split and Authorized Shares

Reverse Stock Split and Authorized Shares

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in these financial statements give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

Public Stock Offering

Initial Public Offering

On July 24, 2012, the Company completed its initial public offering (the “IPO”) of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the Securities and Exchange Commission on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of approximately $73.2 million, net of approximately $8.5 million in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73.2 million net proceeds received from the IPO, approximately $65.3 million and $0.7 million, respectively, were used to repay principal and interest under the Company’s Term Loan Facility (defined in note 3) that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

Secondary Public Offering

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares in the secondary public offering were sold by the selling shareholders and the Company did not receive any proceeds. The Company did incur fees of $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering, which is included in selling, general and administrative expenses in the accompanying statement of operations for fiscal 2012.

Fiscal Year

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. References to “fiscal year 2012” or “fiscal 2012” refer to the period from January 29, 2012 to February 2, 2013 and consists of a 53-week fiscal year. References to “fiscal year 2011” or “fiscal 2011” refer to the period from January 30, 2011 to January 28, 2012 and consists of a 52-week fiscal year. References to “fiscal year 2010” or “fiscal 2010” refer to the period from January 31, 2010 to January 29, 2011 and consists of a 52-week fiscal year.

Unaudited Pro Forma Presentation

(c) Unaudited Pro Forma Presentation

On May 16, 2012, the Company entered into a $100.0 million term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders and used the net proceeds from the term loan facility and cash on hand to pay a special dividend on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling $99.5 million. On July 27, 2012, the Company repaid $65.3 million of principal against the term loan facility and $0.7 million of interest from the proceeds of its IPO. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock.

Pro forma net loss gives effect to: (i) the 2012 dividend paid to the Company’s preferred shareholders; and (ii) the term loan facility, including the repayment of $65.3 million of outstanding indebtedness with proceeds from the IPO.

The following is a reconciliation of historical net loss to unaudited pro forma net income (in thousands):

Fiscal Year 2012
Net loss attributable to common shareholders	$(45,378)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net income	16,737
Unaudited pro forma net income attributable to participating securities	(384)

Unaudited pro forma net income attributable to common shareholders	$16,353

Pro Forma weighted average share data gives effect to (i) the conversion of the Company’s outstanding shares of Series A 8% Convertible Preferred Stock into shares of common stock in connection with the closing of the IPO and (ii) the number of shares in the Company’s IPO whose proceeds were used to repay $65.3 million of outstanding indebtedness under the term loan facility.

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2012
Shares used in computing basic loss per common share	35,444,200
Adjustment for conversion of Series A 8% Convertible Preferred Stock	14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	1,831,180

Unaudited basic pro forma weighted average shares outstanding	52,015,021
Dilutive effect of securities	241,450

Unaudited diluted pro forma weighted average shares outstanding	52,256,471

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity date of three months or less when purchased to be cash equivalents. The majority of payments due from banks for third-party credit card and debit card transactions resulting from customer purchases at the Company’s retail stores process within 24 to 48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card and debit card transactions are classified as cash and cash equivalents in the accompanying balance sheets. Amounts due from banks for these transactions classified as cash equivalents totaled $1.2 million and $1.6 million at January 28, 2012 and February 2, 2013, respectively. Book overdrafts, which are outstanding checks in excess of funds on deposit, are recorded within accounts payable in the accompanying balance sheets and within operating activities in the accompanying statements of cash flows. At January 28, 2012 and February 2, 2013, the Company held additional cash equivalents of $39.8 million and $34.1 million, respectively, which consist of funds in money market accounts. The Company’s cash accounts are primarily maintained with one financial institution.

Fair Value of Financial Instruments

(e) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; (2) the carrying value of the borrowings under the line of credit and Term Loan Facility approximates their fair value because the line of credit’s and Term Loan Facility’s interest rates vary with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At January 28, 2012 and February 2, 2013, the Company had cash equivalents of $41.0 million and $35.7 million, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

Inventories

(f) Inventories

Inventories consist of finished goods purchased for resale, including freight, and are stated at the lower of cost or market value, at the individual product level. Cost is determined on a weighted average cost method which approximates a FIFO (first-in, first-out) basis due to the nature of the Company’s inventory. Management of the Company reviews inventory levels in order to identify slow-moving merchandise and uses markdowns to clear merchandise. Inventory cost is reduced when the selling price less costs of disposal is below cost. The Company accrues an estimate for inventory shrink for the period between the last physical count and the balance sheet date. The shrink estimate can be affected by changes in merchandise mix and changes in actual shrink trends.

Property and Equipment

(g) Property and Equipment

Property and equipment are stated at cost. Additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred.

Depreciation and amortization is recorded using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the respective leases, if applicable. The estimated useful lives are three to ten years for furniture and fixtures and computers and equipment. Store leasehold improvements are amortized over the shorter of the useful life or the lease term plus assumed extensions, which is generally 10 years. Depreciation and amortization expense for property and equipment, which is included in selling, general and administrative expenses in the accompanying statements of operations, was $4.8 million, $7.1 million and $9.6 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

Property and equipment, net, consists of the following (in thousands):

	January 28, 2012	February 2, 2013
Furniture and fixtures	$23,354	$31,680
Leasehold improvements	32,275	41,671
Computers and equipment	7,477	10,541
Construction in process	1,638	6,678

Property and equipment, gross	64,744	90,570
Less: accumulated depreciation and amortization	(22,704)	(31,530)

Property and equipment, net	$42,040	$59,040

Impairment of Long-Lived Assets

(h) Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, then an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Based on its most recent analysis, management believes that no impairment of long-lived assets exists as of February 2, 2013.

Deferred Financing Costs

(i) Deferred Financing Costs

Deferred financing costs (note 3) are amortized to interest expense over the term of the related credit agreement. Amortization expense in fiscal 2010, fiscal 2011 and fiscal 2012 was $28,000, $28,000 and $0.5 million, respectively. In connection with our $65.3 million repayment of the $100.0 million term loan facility, we wrote-off $1.6 million of deferred financing costs in fiscal 2012.

Other Accrued Expenses

(j) Other Accrued Expenses

Other accrued expenses consist of the following (in thousands):

	January 28, 2012	February 2, 2013
Deposit liability related to restricted shares (note 6)	$1,131	$308
Gift card liability	1,745	2,418
Other	5,085	11,819

	$7,961	$14,545

Leases

(k) Leases

The Company leases store locations, distribution centers, and equipment used in its operations. The Company accounts for its leases under the provisions of Accounting Standards Codification (“ASC”) Topic 840, Leases (“ASC 840”), which require that leases be evaluated and classified as operating or capital leases for financial reporting purposes. Any assets held under capital lease are included in property and equipment, net. As of January 28, 2012 and February 2, 2013, the Company had no material capital leases.

Operating lease expense is recorded on a straight-line basis over the lease term. At the inception of a lease, the Company determines the lease term which includes periods under the exercise of renewal options that are reasonably assured. Renewal options are exercised at the Company’s sole discretion. Generally, the Company’s store and distribution center leases have expected lease terms of ten years which are comprised of an initial term of ten years or an initial term of five years and one assumed five-year extension, resulting in a ten-year life. The expected lease term is used to determine whether a lease is capital or operating and is used to calculate straight-line rent expense.

Substantially all of the Company’s leases include options that allow the Company to renew or extend the lease term beyond the initial lease period, subject to terms and conditions agreed upon at the inception of the lease. Such terms and conditions include rental rates agreed upon at the inception of the lease that could represent below or above market rental rates later in the life of the lease, depending upon market conditions at the time of such renewal or extension. In addition, the Company’s leases may include early termination options.

Deferred Rent

(l) Deferred Rent

Certain of the Company’s operating leases contain either rent holidays and/or predetermined fixed escalations of minimum rentals during the original and/or extended lease terms. For these leases, the Company recognizes the related rent expense on a straight-line basis over the life of the lease and records the difference between the amounts charged to operations and amounts paid as deferred rent. The life of the lease is the initial term plus assumed extensions. The Company also receives certain lease incentives in conjunction with entering into operating leases. These lease incentives are recorded as deferred rent at the beginning of the lease term and recognized as a reduction of rent expense over the lease term. In addition, certain of the Company’s leases contain future contingent increases in rents. Such increases in rent expense are recorded in the period in which such contingent increases to the rents take place.

Stock-based Compensation

(m) Stock-based Compensation

The Company measures the cost of employee services received in exchange for stock-based compensation based on the grant date fair value of the employee stock award. Incremental compensation costs arising from subsequent modifications of awards after the grant date must also be recognized. The Company recognizes compensation expense based on the estimated grant date fair value of restricted stock awards, and using the Black-Scholes option-pricing model for grants of stock options which are both recorded over the vesting period. Stock-based compensation cost recognized and included in expenses, excluding modifications, for fiscal 2010, fiscal 2011 and fiscal 2012, was $2.1 million, $1.2 million and $6.9 million, respectively. In addition, during fiscal 2010 and fiscal 2012, the Company recognized $4.3 million and $5.4 million of additional compensation expense related to certain modifications of outstanding options (note 6).

Revenue Recognition

(n) Revenue Recognition

Revenue is recognized at the point of sale. Returns are only permitted for damaged or defective goods. Returns subsequent to the period end are immaterial, accordingly no reserve has been recorded. Gift card sales to customers are initially recorded as liabilities and recognized as sales upon redemption for merchandise. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis, and therefore, excluded from sales in the accompanying statements of operations.

Cost of Goods Sold

(o) Cost of Goods Sold

Cost of goods sold reflects the direct costs of purchased merchandise and inbound freight, as well as store occupancy, distribution and buying expenses. Store occupancy costs include rent, common area maintenance, utilities and property taxes for all store locations. Distribution costs include costs for receiving, processing, warehousing and shipping of merchandise to or from the Company’s distribution center and between store locations. Buying costs include compensation expense for the Company’s internal buying organization.

Selling, General and Administrative Expenses

(p) Selling, General and Administrative Expenses

Selling, general and administrative expenses include payroll and other compensation, marketing and advertising expense, depreciation and amortization expense, and other selling and administrative expenses.

Vendor Allowances

(q) Vendor Allowances

The Company receives various incentives in the form of allowances, free product and promotional funds from its vendors based on product purchases and advertising activities. The amounts received are subject to changes in market conditions, vendor marketing strategies and changes in the profitability or sell-through of the related merchandise for the Company. Merchandise allowances are recorded in cost of goods and recognized in the period the related merchandise is sold. Marketing allowances are recorded in selling, general and administrative expenses and are recognized in the period the related advertising occurs to the extent the allowance is a reimbursement that is specific and incremental, and identifiable costs have been incurred by the Company to sell the vendor’s products. To the extent these conditions are not met, these allowances are recorded as merchandise allowances.

Store Pre-Opening Costs

(r) Store Pre-Opening Costs

Costs incurred between completion of a new store location’s construction and its opening (pre-opening costs) are charged to expense as incurred. Pre-opening costs were $2.3 million, $3.4 million and $3.5 million in fiscal 2010, fiscal 2011, and fiscal 2012, respectively, and are recorded in the accompanying statements of operations based on the nature of the expense.

Advertising Costs

(s) Advertising Costs

Advertising costs are charged to expense the first time the advertising takes place. Advertising expenses were $6.4 million, $9.7 million and $12.0 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

Income Taxes

(t) Income Taxes

Income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Commitments and Contingencies

(u) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Use of Estimates

(v) Use of Estimates

The preparation of financial statements requires management of the Company to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, valuation allowances for inventories, income taxes and stock-based compensation expense.

Recent Accounting Pronouncements

(w) Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in ASU No. 2011-04 result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and international financial reporting standards (“IFRS”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. The adoption of the new requirements of ASU No. 2011-04 did not have an impact on the Company’s financial position or results of operations.

Nature of Business

(a) Nature of Business

Five Below, Inc. (the “Company”) is a specialty value retailer offering merchandise targeted at the teen and pre-teen demographic. The Company offers an edited assortment of products, priced at $5 and below. The Company’s edited assortment of products includes select brands and licensed merchandise. The Company believes its merchandise is readily available, and that there are a number of potential vendors that could be utilized, if necessary, under approximately the same terms the Company is currently receiving; thus, it is not dependent on a single vendor or a group of vendors.

The Company is incorporated in the Commonwealth of Pennsylvania and as of May 4, 2013 operated 258 stores in Pennsylvania, New Jersey, Delaware, Maryland, Virginia, Massachusetts, New Hampshire, West Virginia, North Carolina, New York, Connecticut, Rhode Island, Ohio, Illinois, Indiana, Michigan, Missouri and Georgia, each operating under the name “Five Below.”

On June 12, 2013, the Company completed an internal business restructuring pursuant to which the Company formed Five Below Merchandising, Inc., a wholly-owned subsidiary (the “Subsidiary”), and transferred to the Subsidiary assets, operations and employees related to the Company’s merchandising operations (the “Restructuring”). Going forward, the Subsidiary will purchase and sell to the Company certain goods for sale at the Company’s retail locations and the Company will provide to the Subsidiary back office support, office space and other services, in each case, pursuant to agreements between the Company and the Subsidiary. In connection with the Restructuring, on June 12, 2013, the Company amended and restated the Loan and Security Agreement (note 3) and certain other ancillary documents to the Company’s Revolving Credit Facility in order to, among other things, allow the Company to form and capitalize the Subsidiary and make the Subsidiary a party to the Loan and Security Agreement as a guarantor of the Company’s obligations thereunder. The Subsidiary has also acceded to the credit agreement and certain ancillary documents to the Company’s Term Loan Facility (note 3) as a guarantor of the Company’s obligations thereunder. For accounting purposes, going forward, the Company’s financial statements will include the accounts of Five Below, Inc. and the newly formed corporation. All intercompany transactions and accounts will be eliminated in consolidation.

Fiscal Year

(b) Fiscal Year

The Company operates on a 52/53-week fiscal year ending on the Saturday closest to January 31. References to “fiscal year 2013” or “fiscal 2013” refer to the period from February 3, 2013 to February 1, 2014 and consists of a 52-week fiscal year. References to “fiscal year 2012” or “fiscal 2012” refer to the period from January 29, 2012 to February 2, 2013 and consisted of a 53-week fiscal year. The fiscal quarters ended April 28, 2012 and May 4, 2013 refer to the 13-week periods ended as of those dates.

Basis of Presentation

(c) Basis of Presentation

The balance sheets as of April 28, 2012 and May 4, 2013, the statements of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013, the statement of shareholders’ equity for the thirteen weeks ended May 4, 2013 and the statements of cash flows for the thirteen weeks ended April 28, 2012 and May 4, 2013 have been prepared by the Company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim reporting and are unaudited. In the opinion of management, the financial statements include all known adjustments (which consist primarily of normal, recurring accruals, estimates and assumptions that impact the financial statements) necessary to present fairly the financial position at the balance sheet dates and the results of operations and cash flows for the periods ended April 28, 2012 and May 4, 2013. The balance sheet as of February 2, 2013, presented herein, has been derived from the audited balance sheet included in the Company’s Annual Report on Form 10-K for fiscal 2012 as filed with the Securities and Exchange Commission on March 28, 2013 and referred to herein as the “Annual Report,” but does not include all disclosures required by U.S. GAAP. These financial statements should be read in conjunction with the financial statements for the fiscal year ended February 2, 2013 and footnotes thereto included in the Annual Report. The results of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013 are not necessarily indicative of operating results for the year ending February 1, 2014 or any other period.

Fair Value of Financial Instruments

(d) Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs, other than Level 1, that are either directly or indirectly observable.

Level 3: Unobservable inputs developed using the Company’s estimates and assumptions which reflect those that market participants would use.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. The Company’s financial instruments consist primarily of cash equivalents, accounts payable, and borrowings under a line of credit and Term Loan Facility (as defined in note 3). The Company believes that: (1) the carrying value of cash equivalents and accounts payable are representative of their respective fair value due to the short-term nature of these instruments; and (2) the carrying value of the borrowings under the line of credit and Term Loan Facility approximates their fair value because the line of credit’s and Term Loan Facility’s interest rates vary with market interest rates. The Company considers the inputs utilized to determine the fair value of the borrowings under the Term Loan Facility to be Level 2 inputs. At April 28, 2012, February 2, 2013, and May 4, 2013, the Company had cash equivalents of $9.6 million, $35.7 million and $30.1 million, respectively. The Company’s cash equivalents consist of credit card receivables and a money market account for which fair value was determined based on Level 1 inputs.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 02, 2013
Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss)

The following is a reconciliation of historical net loss to unaudited pro forma net income (in thousands):

Fiscal Year 2012
Net loss attributable to common shareholders	$(45,378)
Add:
Dividend paid to preferred shareholders	62,504
Less:
Interest expense on new term loan facility, net of tax	(324)
Amortization of deferred financing fees related to new term loan facility, net of tax	(65)

Unaudited pro forma net income	16,737
Unaudited pro forma net income attributable to participating securities	(384)

Unaudited pro forma net income attributable to common shareholders	$16,353

Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding

The following is a reconciliation of unaudited pro forma basic and diluted weighted average common shares outstanding:

Fiscal Year 2012
Shares used in computing basic loss per common share	35,444,200
Adjustment for conversion of Series A 8% Convertible Preferred Stock	14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility	1,831,180

Unaudited basic pro forma weighted average shares outstanding	52,015,021
Dilutive effect of securities	241,450

Unaudited diluted pro forma weighted average shares outstanding	52,256,471

Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	January 28, 2012	February 2, 2013
Furniture and fixtures	$23,354	$31,680
Leasehold improvements	32,275	41,671
Computers and equipment	7,477	10,541
Construction in process	1,638	6,678

Property and equipment, gross	64,744	90,570
Less: accumulated depreciation and amortization	(22,704)	(31,530)

Property and equipment, net	$42,040	$59,040

Other Accrued Expenses

Other accrued expenses consist of the following (in thousands):

	January 28, 2012	February 2, 2013
Deposit liability related to restricted shares (note 6)	$1,131	$308
Gift card liability	1,745	2,418
Other	5,085	11,819

	$7,961	$14,545

Deferred Rent

The following table summarizes the Company’s deferred rent and other long-term liabilities balances (in thousands):

	January 28, 2012	February 2, 2013
Current:
Deferred rent(1)	$1,123	$878

Total current liabilities	$1,123	$878

Long-term:
Deferred rent	$20,933	$28,901
Other	—	181

Total long-term liabilities	$20,933	$29,082

(1)	The current portion of deferred rent is included in the other accrued expenses line item in the accompanying balance sheets.

(Loss) Income Per Common Share (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Computations of Basic And Diluted Income (Loss) Per Share

The following table reconciles net income (loss) and the weighted average common shares outstanding used in the computations of basic and diluted income (loss) per common share (in thousands, except for share and per share data):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Numerator:
Net (loss) income	$(1,157)	$1,570
Series A 8% Convertible Preferred Stock cumulative dividends	(4,168)	—
Net income attributable to participating securities	—	(31)

Net (loss) income attributable to common shareholders	$(5,325)	$1,539

Denominator:
Weighted-average common shares outstanding - basic	16,420,716	52,943,243
Dilutive impact of options	—	456,535

Weighted-average common share outstanding - diluted	16,420,716	53,399,778

Per common share:
Basic (loss) income per common share	$(0.32)	$0.03
Diluted (loss) income per common share	$(0.32)	$0.03

The following table reconciles net income (loss) and the weighted average common shares used in the computations of basic and diluted income (loss) per common share (in thousands, except for share and per share data):

	Fiscal Year
	2010	2011	2012
Numerator:
Net income	$7,023	$16,078	$20,025
Dividend paid to preferred shareholders	—	—	(62,504)
Dividend paid to unvested restricted shareholders	—	—	(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends	(4,507)	(15,913)	—
Accretion of Redeemable Convertible Preferred Stock	(3,329)	—	—
Net income attributable to participating securities	—	(109)	—

Net (loss) income attributable to common shareholders	$(813)	$56	$(45,378)

Denominator:
Weighted average common shares outstanding-basic	9,672,195	15,903,599	35,444,200
Dilutive impact of options and warrants	—	509	—

Weighted average common shares outstanding-diluted	9,672,195	15,904,108	35,444,200

Per common share:
Basic (loss) income per common share	$(0.08)	$—	$(1.28)
Diluted (loss) income per common share	$(0.08)	$—	$(1.28)

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Minimum Rental Commitments Under Operating Lease

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of May 4, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
Remaining 2013	$30,367	$2,330	$32,697
2014	42,991	4,413	47,404
2015	42,287	4,678	46,965
2016	41,340	3,097	44,437
2017	40,912	2,610	43,522
Thereafter	153,485	13,031	166,516

	$351,382	$30,159	$381,541

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of February 2, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
2013	$38,278	$2,858	$41,136
2014	41,519	4,413	45,932
2015	40,670	4,678	45,348
2016	39,721	3,097	42,818
2017	39,290	2,610	41,900
Thereafter	143,394	13,011	156,405

	$342,872	$30,667	$373,539

Common Stock Options (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Activity Related to Restricted Shares of Common Stock

The following table summarizes the activity related to the restricted shares of common stock (in thousands):

	Number of shares	Deposit liability
Unvested, February 2, 2013	31,542	$308
Vested	(11,137)	(80)

Unvested, May 4, 2013	20,405	$228

The following table summarizes the activity related to the restricted shares of common stock (in thousands except share data):

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested January 28, 2012	141,927	1,131
Vested	(106,980)	(802)
Repurchases upon employee termination	(3,405)	(21)

Unvested February 2, 2013	31,542	$308

Schedule Of Stock Option Activity Under Plan

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at February 2, 2013	1,187,817	$10.43	9.3
Granted	122,250	37.22
Forfeited	(4,843)	4.95
Exercised	(36,781)	4.28

Balance at May 4, 2013	1,268,443	$13.21	8.9

Exercisable at May 4, 2013	56,158	$10.73	7.2

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 30, 2010	840,860	$3.41	6.9
Granted	2,427,690	6.93
Forfeited	(6,736)	3.88
Exercised	(1,125,629)	5.64

Balance at January 29, 2011	2,136,185	6.31	9.7
Granted	611,313	7.03
Forfeited	(119,543)	6.40

Balance at January 28, 2012	2,627,955	6.47	9.0
Granted	687,416	14.96
Forfeited	(98,048)	9.14
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	(8,886)	4.12

Balance at February 2, 2013(1)	1,187,817	10.43	9.3

Exercisable at February 2, 2013	25,240	$11.73	7.1

(1)	The weighted-average exercise price at February 2, 2013 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012 as described above.

Schedule Of Fair Value Of Option Award Granted Weighted Average Assumptions

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant and the fair value of each option award granted to non-employees is estimated on the date of grant and is required to be periodically revalued over the contractual period until the option award is exercised or forfeited using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Expected volatility	50.0%	50.0%
Risk-free interest rate	1.5%	1.1%
Expected life of options - for employee grants	7.0 years	6.3 years
Expected dividend yield	—%	—%

The fair value of each option award granted to employees and non-employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2010	2011	2012
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	1.8%	2.0%	1.3%
Expected life of options	7.0 years	7.0 years	6.3 years
Expected dividend yield	— %	— %	— %

Income Taxes (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Components of Income Tax (Benefit) Expense

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen weeks ended April 28, 2012 and May 4, 2013 (in thousands):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
(Loss) income before income taxes	$(1,928)	$2,678
Income tax (benefit) expense	$(771)	$1,108
Effective tax rate	40.0%	41.4%

The components of the income tax expense are as follows (in thousands):

	Fiscal Year
	2010	2011	2012
Current:
Federal	$4,080	$6,979	$8,127
State	1,389	3,124	2,130

	5,469	10,103	10,257

Deferred:
Federal	(673)	1,434	3,043
State	(43)	(1,378)	769

	(716)	56	3,812

Income tax expense (benefit)	$4,753	$10,159	$14,069

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2010	2011	2012
Statutory federal tax rate	34.0%	35.0%	35.0%
State taxes, net of federal benefit	5.7	5.6	5.5
Other	0.7	(1.9)	0.8

	40.4%	38.7%	41.3%

Significant Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are (in thousands):

	January 28, 2012	February 2, 2013
Deferred tax assets:
Inventories	$1,920	$2,990
Deferred revenue	71	95
Accrued bonus	2,907	1,067
Deferred rent	9,000	12,076
Other	381	750

Deferred tax assets	14,279	16,978

Deferred tax liabilities:
Property and equipment	(10,404)	(13,874)
Other	(318)	(3,359)

Deferred tax liabilities	(10,722)	(17,233)

	$3,557	$(255)

Segment Reporting (Tables)	12 Months Ended
Feb. 02, 2013
Percentage of Net Sales Represented by Each Product Group

product grouping. The percentage of net sales represented by each product group for fiscal 2010 and fiscal 2011 give effect to these re-assignments. The percentage of net sales represented by each product group for each of the last three fiscal years was as follows:

Sales by Product Group	Percentage of Net Sales
	Fiscal Year
	2010	2011	2012
Leisure	50.6%	50.6%	52.6%
Fashion and home	32.2%	31.7%	30.3%
Party and snack	17.2%	17.7%	17.1%

Total	100.0%	100.0%	100.0%

Quarterly Results of Operations and Seasonality (Unaudited) (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Quarterly Results of Operations

Quarterly financial results for fiscal 2011 and fiscal 2012 were as follows: (in thousands except for per share data).

	Fiscal Year 2011				Fiscal Year 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(1)
Net sales	$47,427	$61,966	$61,895	$125,825	$71,829	$86,820	$86,587	$173,589
Gross profit	14,587	20,011	18,373	51,890	23,020	28,747	26,931	71,138
Net income (loss)	$999	$2,212	$440	$12,427	$(1,157)	$1,247	$729	$19,206
Basic (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.36
Diluted (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.35

(1)	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended			12 Months Ended			1 Months Ended				1 Months Ended
	Feb. 04, 2013	Jul. 24, 2012	Jul. 17, 2012	May 16, 2012	Oct. 13, 2010	May 04, 2013 Store	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013 Store	Jan. 28, 2012 Store	Jan. 29, 2011	Jul. 24, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	May 16, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	Feb. 04, 2013 Subsequent Event [Member]	May 04, 2013 Maximum [Member]	Oct. 26, 2012 Term Loan Facility [Member]	Jul. 27, 2012 Term Loan Facility [Member]	May 16, 2012 Term Loan Facility [Member]	Jul. 24, 2012 IPO [Member]	Jul. 24, 2012 Shares Sold By Stockholders [Member]	Jul. 24, 2012 Underwriters [Member]
Significant Accounting Policies [Line Items]
Products offering price									$ 5						$ 5
Number of operated stores						258			244	192
Reverse stock split ratio			0.346
Common stock, shares authorized			120,000,000			120,000,000		120,000,000	120,000,000	120,000,000
Preferred stock dividend, percentage			8.00%			8.00%		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Initial public offering shares (shares)	13,012,250	11,057,692												13,012,250					4,807,692	6,250,000	1,442,308
Initial public offering shares price per share	$ 35.65	$ 17												$ 35.65
Net proceeds from issuance of initial public offering after deducting underwriting discounts and commissions and offering costs		73,200,000
Underwriters discount and legal, accounting, and other expenses	1,000,000	8,500,000												1,000,000
Repayment of Term Loan Facility		65,300,000					65,300,000		65,500,000	0	0					300,000	65,300,000
Interest expense		700,000							2,400,000								700,000
Common stock shares issued, price per share (dollars per share)														$ 35.65
Fees related to issuance of common stock														1,000,000
Common stock, shares issued						54,019,137		18,262,303	53,980,797	16,248,797				13,012,250
Term loan facility																		100,000,000
Convertible preferred stock, dividends				$ 99,500,000	$ 196,700,000				$ 99,451,000		$ 192,417,000							$ 99,500,000
Preferred Stock converted into common stock (shares)												30,894,953

Summary of Significant Accounting Policies (Fiscal Year) - Additional Information (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Feb. 01, 2014 Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Fiscal year period	P13W	P13W	P53W	P52W	P52W	P52W

Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net Income Loss Per Common Share [Line Items]
Net loss attributable to common shareholders	$ 1,539	$ (5,325)	$ (45,378)	$ 56	$ (813)
Dividend paid to preferred shareholders			62,504	0	0
Interest expense on new term loan facility, net of tax			(324)
Amortization of deferred financing fees related to new term loan facility, net of tax			(65)
Unaudited pro forma net income			16,737
Unaudited pro forma net income attributable to participating securities			(384)
Unaudited pro forma net income attributable to common shareholders			$ 16,353

Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Weighted Average Number of Shares Outstanding [Line Items]
Shares used in computing basic loss per common share	52,943,243	16,420,716	35,444,200	15,903,599	9,672,195
Adjustment for conversion of Series A 8% Convertible Preferred Stock			14,739,641
Adjustment for shares used to repay outstanding indebtedness under the term loan facility			1,831,180
Unaudited basic pro forma weighted average shares outstanding			52,015,021
Dilutive effect of securities			241,450
Unaudited diluted pro forma weighted average shares outstanding			52,256,471

Reconciliation of Pro Forma Basic and Diluted Weighted Average Common Shares Outstanding (Parenthetical) (Detail)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 17, 2012	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Weighted Average Number of Shares Outstanding [Line Items]
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

Summary of Significant Accounting Policies (Cash and Cash Equivalents) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012	Feb. 02, 2013 Minimum [Member]	Feb. 02, 2013 Maximum [Member]
Significant Accounting Policies [Line Items]
Debit and credit card transaction processing period (hours)			24 hours	48 hours
Cash due from banks	$ 1.6	$ 1.2
Money market funds	$ 34.1	$ 39.8

Summary of Significant Accounting Policies (Fair Value of Financial Instruments) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Significant Accounting Policies [Line Items]
Fair value of cash equivalents	$ 30.1	$ 35.7	$ 9.6	$ 41

Summary of Significant Accounting Policies (Property and Equipment) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Depreciation and amortization expense	$ 2,933	$ 2,107	$ 9,599	$ 7,071	$ 4,805
Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Minimum [Member] | Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum [Member] | Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years

Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 90,570		$ 64,744
Less: accumulated depreciation and amortization	(34,463)	(31,530)	(24,811)	(22,704)
Property and equipment, net	61,611	59,040	44,441	42,040
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		31,680		23,354
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		41,671		32,275
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		10,541		7,477
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 6,678		$ 1,638

Summary of Significant Accounting Policies (Deferred Financing Costs) - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Jul. 24, 2012	May 04, 2013	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 26, 2012 Term Loan Facility [Member]	Jul. 27, 2012 Term Loan Facility [Member]	Feb. 02, 2013 Term Loan Facility [Member]	May 16, 2012 Term Loan Facility [Member]
Significant Accounting Policies [Line Items]
Amortization of deferred financing costs		$ 78,000		$ 7,000	$ 455,000	$ 28,000	$ 28,000			$ 455,000
Repayment of Term Loan Facility	65,300,000		65,300,000		65,500,000	0	0	300,000	65,300,000
Write off of deferred debt issuance cost									1,600,000	1,600,000
Borrowing under term loan facility											$ 100,000,000

Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Other Accrued Expenses
Deposit liability related to restricted shares (note 6)		$ 308		$ 1,131
Gift card liability		2,418		1,745
Other		11,819		5,085
Other accrued expenses	$ 13,569	$ 14,545	$ 11,235	$ 7,961

Summary of Significant Accounting Policies (Leases) - Additional Information (Detail)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013 RenewalOptions
Significant Accounting Policies [Line Items]
Operating lease period (years)		10 years
Lease renewal period, minimum (years)	5 years	5 years
Number of lease extension periods		1
Operating lease agreement extension term (years)	10 years	10 years

Deferred Rent (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013		Apr. 28, 2012	Jan. 28, 2012
Current:
Deferred rent		$ 878	[1]		$ 1,123	[1]
Total current liabilities		878			1,123
Long-term:
Deferred rent		28,901			20,933
Other		181			0
Total long-term liabilities	$ 31,187	$ 29,082		$ 22,258	$ 20,933

[1]	The current portion of deferred rent is included in the other accrued expenses line item in the accompanying balance sheets.

Summary of Significant Accounting Policies (Stock-based Compensation) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Stock-based compensation expense		$ 6.9	$ 1.2	$ 2.1
Expenses on date of modification	$ 5.3	$ 5.4		$ 4.3

Summary of Significant Accounting Policies (Store Pre-Opening Costs) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Pre-opening costs	$ 3.5	$ 3.4	$ 2.3

Summary of Significant Accounting Policies (Advertising Costs) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Significant Accounting Policies [Line Items]
Advertising expenses	$ 12	$ 9.7	$ 6.4

Income (Loss) Per Common Share (Computations Of Basic And Diluted Income (Loss) Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	May 04, 2013	Feb. 02, 2013		Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Numerator:
Net (loss) income	$ 1,570	$ 19,206	[1]	$ 729	$ 1,247	$ (1,157)	$ 12,427	$ 440	$ 2,212	$ 999	$ 20,025	$ 16,078	$ 7,023
Dividend paid to preferred shareholders											(62,504)	0	0
Dividend paid to unvested restricted shareholders											(2,899)	0	0
Series A 8% Convertible Preferred Stock cumulative dividends	0					(4,168)					0	(15,913)	(4,507)
Accretion of Redeemable Convertible Preferred Stock											0	0	(3,329)
Net income attributable to participating securities	(31)					0					0	(109)	0
Net (loss) income attributable to common shareholders	$ 1,539					$ (5,325)					$ (45,378)	$ 56	$ (813)
Denominator:
Weighted-average common shares outstanding - basic (shares)	52,943,243					16,420,716					35,444,200	15,903,599	9,672,195
Dilutive impact of options and warrants (shares)	456,535										0	509	0
Weighted-average common share outstanding - diluted (shares)	53,399,778					16,420,716					35,444,200	15,904,108	9,672,195
Per common share:
Basic (loss) income per common share	$ 0.03	$ 0.36	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.1)	$ (0.18)	$ (1.28)	$ 0	$ (0.08)
Diluted (loss) income per common share	$ 0.03	$ 0.35	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.1)	$ (0.18)	$ (1.28)	$ 0	$ (0.08)

[1]	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.

Income (Loss) Per Common Share (Computations Of Basic And Diluted Income (Loss) Per Share) (Parenthetical) (Detail)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 17, 2012	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net Income Loss Per Common Share [Line Items]
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%

Income (Loss) Per Common Share - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Undistributed earnings			$ 0		$ 0
Net income attributable to participating securities	$ 31,000	$ 0	$ 0	$ 109,000	$ 0
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in the computations of diluted earnings per share		30,894,953		30,894,953	30,894,953
Stock Compensation Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in the computations of diluted earnings per share	115,953	2,432,891	2,573,490	2,781,138	2,440,586
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in the computations of diluted earnings per share				135,657

Financing Transactions, Line of Credit and Note Payable (Financing Transactions/Term Loan Facility) (Detail) (USD $)	1 Months Ended			3 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	3 Months Ended										12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 24, 2012	May 16, 2012	Oct. 13, 2010	May 04, 2013	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 26, 2012 Term Loan Facility [Member]	Jul. 27, 2012 Term Loan Facility [Member]	May 16, 2012 Term Loan Facility [Member]	Feb. 02, 2013 Term Loan Facility [Member]	May 04, 2013 Term Loan Facility [Member]	Jan. 28, 2012 Term Loan Facility [Member]	May 31, 2013 Term Loan Facility [Member] Subsequent Event [Member]	Aug. 03, 2013 Term Loan Facility [Member] Subsequent Event [Member]	May 04, 2013 Term Loan Facility [Member] Secured Debt [Member]	Feb. 02, 2013 Term Loan Facility [Member] Secured Debt [Member]	May 04, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus [Member]	Feb. 02, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus [Member]	May 04, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus Margin [Member]	Feb. 02, 2013 Term Loan Facility [Member] Federal Funds Effective Rate Plus Margin [Member]	May 04, 2013 Term Loan Facility [Member] LIBOR-Based Rate [Member]	Feb. 02, 2013 Term Loan Facility [Member] LIBOR-Based Rate [Member]	May 04, 2013 Term Loan Facility [Member] Libor Plus Margin [Member]	Feb. 02, 2013 Term Loan Facility [Member] Libor Plus Margin [Member]	Feb. 02, 2013 2012 Term Loans [Member]	May 04, 2013 2013 Term Loan [Member]	Feb. 02, 2013 2013 Term Loan [Member]	May 04, 2013 2014 Term Loan [Member]	Feb. 02, 2013 2014 Term Loan [Member]	May 04, 2013 After 2014 Term Loan [Member]	Feb. 02, 2013 After 2014 Term Loan [Member]
Debt Instrument [Line Items]
Borrowing under term loan facility												$ 100,000,000
Convertible preferred stock, dividends		99,500,000	196,700,000				99,451,000		192,417,000			99,500,000
Effective interest rate (percent)																				0.50%	0.50%	3.25%	3.25%	1.00%	1.00%	4.25%	4.25%
Interest rate (percent)													2.00%	2.00%				5.25%	5.25%
Cash and cash equivalents													10,000,000	10,000,000
Consolidated leverage ratio, maximum																												3.25	2.75	2.75
Consolidated leverage ratio, minimum																													2.5	2.5
Leverage ratio on credit facility																															2	2	1.75	1.75
Term loan facility subject to repayment											50,000,000		50,000,000
Repayment of Term Loan Facility	65,300,000				65,300,000		65,500,000	0	0	300,000	65,300,000
Interest expense	700,000						2,400,000				700,000							500,000
Term loan facility outstanding amount																		34,500,000	34,500,000
Debt, current													15,000,000
Deferred financing costs												2,700,000	800,000		38,000
Write off of deferred debt issuance cost											1,600,000		1,600,000				300,000
Amortization of deferred financing costs				78,000		7,000	455,000	28,000	28,000				455,000
Repayments of debt																$ 15,000,000

Financing Transactions (Line of Credit) - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 24, 2012	Feb. 02, 2013	May 04, 2013 Revolving Credit Facility [Member]	Feb. 02, 2013 Revolving Credit Facility [Member]	Jan. 29, 2011 Revolving Credit Facility [Member]	May 31, 2012 Revolving Credit Facility [Member]	Jan. 28, 2012 Revolving Credit Facility [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Maximum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Maximum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Maximum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Maximum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member] Maximum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member] Maximum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] LIBOR Plus [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] LIBOR Plus [Member]
Debt Instrument [Line Items]
Revolving credit facility maximum borrowings			$ 20,000,000	$ 20,000,000	$ 8,200,000		$ 20,000,000
Period prior to expiration of term facility for expiration of revolving line of credit (days)			45 days	45 days
Increase in revolving credit facility			30,000,000	30,000,000
Issuance of letters of credit			5,000,000	5,000,000
Borrowing base percentage (percent)			90.00%	90.00%
Recovery percentage of eligible inventory			90.00%	90.00%
Deferred financing costs						50,000
Interest rate on borrowings (percent)								0.75%	0.75%			1.75%	1.75%			1.00%	1.00%					2.00%	2.00%					1.25%	1.25%			2.25%	2.25%
Excess interest on available borrowings										75.00%	75.00%			75.00%	75.00%			33.00%	33.00%	75.00%	75.00%			33.00%	33.00%	75.00%	75.00%			33.00%	33.00%
Percentage of unused credit facility fee (percent)			0.38%	0.38%
Servicing fee			12,000	12,000
Letters of credit, borrowing capacity			600,000	300,000
Excess collateral availability percentage (percent)			10.00%	10.00%
Revolving credit facility collateral amount			3,000,000	3,000,000
Letter of credit fee (percentage)			2.00%	2.00%
Line of credit, amount available			19,400,000	19,700,000
Weighted average interest rate (percent)					4.85%
Interest expense	$ 700,000	$ 2,400,000			$ 53,000

Financing Transactions (Notes Payable) - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	May 04, 2013	May 13, 2012	Apr. 28, 2012	Dec. 10, 2010
Debt Instrument [Line Items]
Loan and security agreement	$ 19,500,000	$ 250,000	$ 19,500,000		$ 250,000	$ 300,000
Convertible note payable				200,000
Repayment of notes payable	$ 50,000	$ 0

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Commitments and Contingencies [Line Items]
Lease renewal period, minimum	5 years		5 years
Lease renewal period, maximum	7 years		7 years
Operating lease agreement extension term	10 years		10 years
Operating lease agreement expiration period	2023		2023
Rent expense	$ 9.5	$ 6.9	$ 32.8	$ 23.6	$ 16.9
Contingent rents	0.1	0.1	0.5	0.5	0.3
Key Employees [Member]
Commitments and Contingencies [Line Items]
Maximum additional payments upon employee separation	$ 4.1		$ 3.8

Commitments and Contingencies (Minimum Rental Commitments Under Operating Lease) (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013
Operating Leased Assets [Line Items]
Remaining 2013	$ 32,697	$ 41,136
2014	47,404	45,932
2015	46,965	45,348
2016	44,437	42,818
2017	43,522	41,900
Thereafter	166,516	156,405
Total minimum rental commitments under operating lease agreements	381,541	373,539
Retail Stores [Member]
Operating Leased Assets [Line Items]
Remaining 2013	30,367	38,278
2014	42,991	41,519
2015	42,287	40,670
2016	41,340	39,721
2017	40,912	39,290
Thereafter	153,485	143,394
Total minimum rental commitments under operating lease agreements	351,382	342,872
Corporate Office and Distribution Centers [Member]
Operating Leased Assets [Line Items]
Remaining 2013	2,330	2,858
2014	4,413	4,413
2015	4,678	4,678
2016	3,097	3,097
2017	2,610	2,610
Thereafter	13,031	13,011
Total minimum rental commitments under operating lease agreements	$ 30,159	$ 30,667

Commitments and Contingencies (Purchase Commitments) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Contingencies And Commitments [Line Items]
Purchase commitments		$ 2.3
Contruction Materials For New Stores [Member]
Contingencies And Commitments [Line Items]
Purchase commitments	0.9	1.1
Distribution Center Infrastructure And Systems [Member]
Contingencies And Commitments [Line Items]
Purchase commitments		$ 1.2

Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	May 04, 2013 Vote	Feb. 02, 2013 Vote	Jul. 17, 2012	Apr. 28, 2012	Jan. 28, 2012
Equity [Abstract]
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000		100,000,000	100,000,000
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Voting right per common stock share (vote)	1	1

Shareholders' Equity (Deficit) Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Jul. 17, 2012	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jul. 24, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	May 16, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	Oct. 14, 2010 Series A 8% Percent Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares issued (shares)		0	89,291,773	0	89,291,773				89,291,773
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Proceeds from issuance of convertible preferred stock				$ 0	$ 0	$ 191,855,000			$ 191,900,000
Stock issuance costs									$ 2,100,000
Dividends payable (dollars per share)							$ 2.17
Preferred Stock converted into common stock (shares)							30,894,953

Shareholders' Equity (Deficit) Common Stock- Additional Information (Detail) (USD $)	1 Months Ended						3 Months Ended	12 Months Ended						1 Months Ended						1 Months Ended
	Mar. 31, 2013	Feb. 04, 2013	Sep. 27, 2012	Jul. 24, 2012	Mar. 31, 2012	Nov. 30, 2011	Jul. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 04, 2013	Jul. 17, 2012	Apr. 28, 2012	Feb. 04, 2013 Subsequent Event [Member]	May 14, 2013 Subsequent Event [Member]	Jul. 24, 2012 IPO [Member]	Jul. 24, 2012 Shares Sold By Stockholders [Member]	Jul. 24, 2012 Underwriters [Member]	Jul. 19, 2012 Restricted Shares [Member] Person	Mar. 01, 2012 Professional Services Providers [Member]	Nov. 30, 2011 Professional Services Providers [Member]	May 31, 2011 Professional Services Providers [Member]	Feb. 28, 2011 Professional Services Providers [Member]	May 31, 2010 Professional Services Providers [Member]	Mar. 31, 2012 Performance Based Vesting Schedule [Member]
Class of Stock [Line Items]
Options cancelled (shares)					2,020,620			2,020,620																	1,010,310
Restricted stock units vesting percentage (percent)	33.00%				33.00%
Restricted stock units, reminaing percentage to vest (percent)	33.00%				67.00%
Compensation expense					$ 17,400,000
Expenses on date of modification					5,300,000			5,400,000		4,300,000
Stock options vesting period from the date of grant (years)					2 years
Warrants granted to purchase common stock (shares)																				11,245		3,114	13,840	27,680
Warrants holders common stock purchase price per share (dollars per share)																				$ 11.21		$ 6.3	$ 6.3	$ 11.45
Fair value warrant to purchase common stock								43,000	31,000	203,000										43,000		6,000	25,000	200,000
Exercise of warrants to purchase common stock (in shares)																					5,191
Issuance of common stock, net of issuance costs (in shares)						159,248
Proceeds from issuance of common stock						1,100,000
Warrants exercised (shares)								23,012
Number of shares issued																			3,529
Number of directors (person)																			2
Initial public offering shares		13,012,250		11,057,692										13,012,250		4,807,692	6,250,000	1,442,308
Initial public offering shares price per share		$ 35.65		$ 17										$ 35.65
Net proceeds from issuance of initial public offering after deducting underwriting discounts and commissions and offering costs				73,200,000
Underwriters discount and legal, accounting, and other expenses		1,000,000		8,500,000										1,000,000
Repayment of Term Loan Facility				65,300,000			65,300,000	65,500,000	0	0
Interest expense				700,000				2,400,000
Discount on common stock fair value for employee purchases (percent)			10.00%
Number of shares of common stock reserved for issuance (shares)			500,000
Fair market value of shares			10,000,000
Reverse stock split ratio												0.346
Common stock, shares authorized								120,000,000	120,000,000		120,000,000	120,000,000	120,000,000
Secondary stock offering, shareholder shares to be sold (shares)															8,563,172
Secondary stock offering, maximum number of additional shareholder shares to be sold for overallotment of shares (shares)															1,284,475
Estimated stock offering expenses payable															$ 1,000,000

Shareholders' Equity (Deficit) Dividends - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended
	May 15, 2012	May 16, 2012	Oct. 14, 2010	Oct. 13, 2010	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Class of Stock [Line Items]
Dividends date declared	May 15, 2012			Oct 13, 2010
Dividends declared and paid per common share (dollars per share)		$ 2.02		$ 13.24	$ 2.02	$ 0	$ 13.24
Convertible preferred stock, dividends		$ 99,500,000		$ 196,700,000	$ 99,451,000		$ 192,417,000
Dividends date paid		May 16, 2012	Oct 14, 2010
Dividends recorded as share-based compensation				$ 4,300,000

Common Stock Options (2002 Equity Incentive Plan) - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended			12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended
	May 16, 2012	Mar. 31, 2012	Oct. 13, 2010	Apr. 28, 2013	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 23, 2012 2002 Equity Incentive Plan [Member]	Aug. 25, 2010 2002 Equity Incentive Plan [Member]	May 04, 2013 2002 Equity Incentive Plan [Member]	Feb. 02, 2013 2002 Equity Incentive Plan [Member]	Jan. 29, 2011 2002 Equity Incentive Plan [Member]	Jul. 24, 2012 2002 Equity Incentive Plan [Member]	Jan. 28, 2012 2002 Equity Incentive Plan [Member]	Mar. 31, 2012 Performance Based Vesting Schedule [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (shares)												4,873,709	4,992,675
Stock options and restricted shares available for grant (shares)															7,600,000
Stock option maximum term (years)												10 years	10 years
Vesting period from the date of grant (years)		2 years										4 years	4 years
Period following board of directors resolution for exercise of options outstanding (days)											20 days
Expenses on date of modification		$ 5,300,000					$ 5,400,000		$ 4,300,000					$ 4,300,000
Deposit liability							308,000	1,131,000				200,000	308,000			1,131,000
Dividends declared and paid per common share (dollars per share)	$ 2.02		$ 13.24				$ 2.02	$ 0	$ 13.24	$ 2.02
Options outstanding, Cancelled		2,020,620					2,020,620										1,010,310
Weighted average grant-date fair value of stock options granted (dollars per share)				$ 4.36	$ 18.15		$ 7.42	$ 3.58	$ 3.41
Total intrinsic value of stock options exercised							400,000	0	15,600,000
Proceeds from stock options exercised							36,000
Excess tax benefit related to restricted shares and exercise of stock options and warrants					402,000	1,525,000	1,647,000	0	3,226,000
Unrecognized compensation costs related to non-vested share-based compensation					$ 13,300,000		$ 13,200,000
Unrecognized compensation costs related to nonvested share-based compensation, recognition period (years)					2 years		1 year 10 months 28 days

Common Stock Options (Activity Related To Restricted Shares Of Common Stock) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Deposit Liability [Roll Forward]
Deposit liability, Unvested	$ 308	$ 1,131
Deposit liability, Vested	(80)	(802)	(491)
Deposit liability, Unvested		308	1,131
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Unvested (shares)	31,542	141,927	304,400	325,521
Number of shares, Vested (shares)	(11,137)	(106,980)	(135,657)	(21,121)
Number of shares, Repurchases upon employee termination (shares)		(3,405)	(26,816)
Number of shares, Unvested (shares)	20,405	31,542	141,927	304,400
Deposit Liability [Roll Forward]
Deposit liability, Unvested	308	1,131	1,860	1,933
Deposit liability, Vested	(80)	(802)	(491)	(73)
Deposit liability, Repurchases upon employee termination		(21)	(238)
Deposit liability, Unvested	$ 228	$ 308	$ 1,131	$ 1,860

Common Stock Options (Schedule Of Stock Option Activity Under Plan) (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2012	May 04, 2013		Feb. 02, 2013		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Options outstanding, Beginning balance (shares)		1,187,817	[1]	2,627,955		2,136,185	840,860
Options outstanding, Granted (shares)		122,250		687,416		611,313	2,427,690
Options outstanding, Forfeited (shares)		(4,843)		(98,048)		(119,543)	(6,736)
Options outstanding, Cancelled (shares)	(2,020,620)			(2,020,620)
Options outstanding, Exercised (shares)		(36,781)		(8,886)			(1,125,629)
Options outstanding, Ending balance (shares)		1,268,443		1,187,817	[1]	2,627,955	2,136,185	840,860
Options outstanding, Exercisable (shares)		56,158		25,240
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted average exercise price, Beginning balance (dollars per share)		$ 10.43	[1]	$ 6.47		$ 6.31	$ 3.41
Weighted average exercise price, Granted (dollars per share)		$ 37.22		$ 14.96		$ 7.03	$ 6.93
Weighted average exercise price, Forfeited (dollars per share)		$ 4.95		$ 9.14		$ 6.4	$ 3.88
Weighted average exercise price, Cancelled (dollars per share)				$ 6.3
Weighted average exercise price, Exercised (dollars per share)		$ 4.28		$ 4.12			$ 5.64
Weighted average exercise price, Ending balance (dollars per share)		$ 13.21		$ 10.43	[1]	$ 6.47	$ 6.31	$ 3.41
Options Exercisable, Weighted average exercise price, (dollars per share)		$ 10.73		$ 11.73
Options Outstanding, Weighted average remaining contractual term (years)		8 years 10 months 24 days		9 years 3 months 18 days	[1]	9 years	9 years 8 months 12 days	6 years 10 months 24 days
Options Exercisable, Weighted average remaining contractual term (years)		7 years 2 months 12 days		7 years 1 month 6 days

[1]	The weighted-average exercise price at February 2, 2013 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012 as described above.

Common Stock Options (Schedule Of Stock Option Activity Under Plan) (Parenthetical) (Detail) (USD $)	12 Months Ended
Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared per share (dollars per share)	$ 2.02

Common Stock Options (Schedule of Fair Value of Option Award Granted Weighted Average Assumptions) (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	50.00%	50.00%	50.00%	50.00%	50.00%
Risk-free interest rate	1.10%	1.50%	1.30%	2.00%	1.80%
Expected life of options	6 years 3 months 18 days	7 years	6 years 3 months 18 days	7 years	7 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

Income Taxes (Schedule of Income Tax Components) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current:
Federal			$ 8,127	$ 6,979	$ 4,080
State			2,130	3,124	1,389
Current income tax expense (benefit)			10,257	10,103	5,469
Deferred:
Federal			3,043	1,434	(673)
State			769	(1,378)	(43)
Deferred income tax expense (benefit)	(265)	4,354	3,812	56	(716)
Income tax expense (benefit)			$ 14,069	$ 10,159	$ 4,753

Income Taxes (Schedule Of Income Tax Rate Reconciliation) (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory federal tax rate			35.00%	35.00%	34.00%
State taxes, net of federal benefit			5.50%	5.60%	5.70%
Other			0.80%	(1.90%)	0.70%
Effective tax rate	41.40%	40.00%	41.30%	38.70%	40.40%

Income Taxes (Deferred Tax Assets and Liabilties) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Deferred tax assets:
Inventories	$ 2,990	$ 1,920
Deferred revenue	95	71
Accrued bonus	1,067	2,907
Deferred rent	12,076	9,000
Other	750	381
Deferred tax assets	16,978	14,279
Deferred tax liabilities:
Property and equipment	(13,874)	(10,404)
Other	(3,359)	(318)
Deferred tax liabilities	(17,233)	(10,722)
Deferred tax assets (liabilities)	$ (255)	$ 3,557

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 04, 2012 Minimum [Member]	Feb. 02, 2013 Minimum [Member]	May 04, 2012 Maximum [Member]	Feb. 02, 2013 Maximum [Member]
Income Tax [Line Items]
Total income taxes paid	$ 8.1	$ 8.9	$ 10.8	$ 1.2	$ 0.1
State income taxes, statute of limitations period (years)						3 years	3 years	4 years	4 years

Related-Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 04, 2013 Investor [Member]	Apr. 28, 2012 Investor [Member]	Feb. 02, 2013 Investor [Member]	Jan. 28, 2012 Investor [Member]	Jan. 29, 2011 Investor [Member]	Oct. 13, 2010 Officer [Member]	Jan. 30, 2010 Officer [Member]
Related Party Transaction [Line Items]
Fees related to services provided to shareholders and professional service	$ 300,000	$ 300,000	$ 3,800,000	$ 500,000	$ 1,800,000
Loan to officer							300,000
Loan to officer, interest rate							4.11%
Proceed from collection of loan from officer						300,000
Interest income from loan to officer						$ 8,000

Employee Benefit Plan - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 01, 2007 H	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Employee Benefit Plans [Line Items]
Retirement Savings Plan, year of service required for eligibility	1 year
Retirement Savings Plan, hours of service required for eligibility	1,000
Retirement Savings Plan, years of age required for eligibility	21 years
Discretionary matching and profit sharing contributions, vesting period	5 years
Employer discretionary contribution amount		$ 52,000	$ 0	$ 0

Segment Reporting - Additional Information (Detail)	12 Months Ended
Feb. 02, 2013 Segment
Segment Reporting Information [Line Items]
Operating segment	1
Reportable segment	1

Segment Reporting (Percentage of Net Sales Represented by Each Product Group) (Detail)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	100.00%	100.00%	100.00%
Leisure [Member]
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	52.60%	50.60%	50.60%
Fashion and home [Member]
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	30.30%	31.70%	32.20%
Party and snack [Member]
Revenue from External Customer [Line Items]
Percentage of sales by product group (percent)	17.10%	17.70%	17.20%

Quarterly Results of Operations and Seasonality (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	May 04, 2013	Feb. 02, 2013		Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 95,604	$ 173,589	[1]	$ 86,587	$ 86,820	$ 71,829	$ 125,825	$ 61,895	$ 61,966	$ 47,427	$ 418,825	$ 297,113	$ 197,189
Gross Profit	30,213	71,138	[1]	26,931	28,747	23,020	51,890	18,373	20,011	14,587	149,836	104,861	66,143
Net income (loss)	$ 1,570	$ 19,206	[1]	$ 729	$ 1,247	$ (1,157)	$ 12,427	$ 440	$ 2,212	$ 999	$ 20,025	$ 16,078	$ 7,023
Basic (loss) income per common share (dollars per share)	$ 0.03	$ 0.36	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.1)	$ (0.18)	$ (1.28)	$ 0	$ (0.08)
Diluted (loss) income per common share (dollars per share)	$ 0.03	$ 0.35	[1]	$ 0.01	$ (3.41)	$ (0.32)	$ 0.17	$ (0.22)	$ (0.1)	$ (0.18)	$ (1.28)	$ 0	$ (0.08)
Fiscal year period	P13W					P13W					P53W	P52W	P52W

[1]	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Mar. 28, 2013 Subsequent Event [Member] Store
Subsequent Event [Line Items]
Number of store leases			10
Lease period			10 years
Future minimum lease payment	$ 381,541	$ 373,539	$ 14,900

Income Taxes (Schedule Of Income Tax Expense (Benefit) And Effective Tax Rates) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ 2,678	$ (1,928)	$ 34,094	$ 26,237	$ 11,776
Income tax (benefit) expense	$ 1,108	$ (771)	$ 14,069	$ 10,159	$ 4,753
Effective tax rate	41.40%	40.00%	41.30%	38.70%	40.40%